Item 1  Schedule of Investments



 T. Rowe Price International Stock Fund
 Unaudited                                                  July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                         Shares        Value

 (Cost and value in $ 000s)

 AUSTRALIA 1.2%
 Common Stocks 1.2%
 AMP                                                   4,526,400     23,159

 BHP Billiton ss.                                      1,380,473     20,483

 Brambles Industries ss.                               2,408,400     15,127

 Total Australia (Cost $42,233)                                      58,769

 AUSTRIA 0.2%
 Common Stocks 0.2%
 Telekom Austria                                       637,500       12,849

 Total Austria (Cost $12,461)                                        12,849

 BELGIUM 1.9%
 Common Stocks 1.9%
 Fortis                                                1,750,737     51,111

 SES Global GDR ss.                                    1,883,200     29,557

 UCB                                                   274,798       14,812

 Total Belgium (Cost $77,201)                                        95,480

 BRAZIL 2.1%
 Common Stocks 2.1%
 Companhia Vale do Rio Doce ADR (USD)                  716,100       19,943

 Petrobras ADR (USD) ss.                               1,342,731     61,390

 Tele Norte Leste ADR (USD) ss.                        1,571,400     24,624

 Total Brazil (Cost $70,460)                                         105,957

 CANADA 0.9%
 Common Stocks 0.9%
 Research In Motion (USD) *ss.                         296,500       20,951

 Telus (Non-voting shares) (USD)                       696,400       24,304

 Total Canada (Cost $39,649)                                         45,255

 CHINA 0.7%
 Common Stocks 0.7%
 China Telecom (HKD)                                   13,916,000    5,356

 China Telecom, 144A (HKD)                             37,930,000    14,600

 China Unicom (HKD)                                    15,708,000    14,024

 Total China (Cost $29,177)                                          33,980

 DENMARK 0.9%
 Common Stocks 0.9%
 Novo Nordisk, Series B                                850,744       44,036

 Total Denmark (Cost $33,226)                                        44,036

 FINLAND 1.0%
 Common Stocks 1.0%
 Nokia OYJ                                             3,115,132     49,701

 Total Finland (Cost $3,634)                                         49,701

 FRANCE 9.4%
 Common Stocks 9.4%
 AXA ss.                                               2,024,743     55,155

 France Telecom ss.                                    1,701,147     52,401

 Hermes International ss.                              157,365       32,595

 L'Oreal ss.                                           155,257       12,258

 LVMH ss.                                              812,471       67,375

 Sanofi-Aventis ss.                                    1,205,523     104,146

 Societe Generale ss.                                  488,549       53,318

 Total ss.                                             402,824       100,727

 Total France (Cost $241,144)                                        477,975

 GERMANY 2.3%
 Common Stocks 2.3%
 Allianz                                               122,247       15,489

 Commerzbank ss.                                       2,256,000     50,275

 Hypo Real Estate Holding                              1,210,005     49,158

 Total Germany (Cost $103,234)                                       114,922

 GREECE 2.7%
 Common Stocks 2.7%
 Hellenic Telecommunications *                         1,320,920     26,935

 National Bank of Greece                               1,513,530     55,392

 OPAP                                                  1,712,800     55,763

 Total Greece (Cost $122,254)                                        138,090

 HONG KONG 2.1%
 Common Stocks 2.1%
 Cheung Kong Holdings                                  2,694,000     28,929

 Esprit Holdings                                       2,599,500     19,301

 Johnson Electric                                      16,753,500    15,980

 Li & Fung                                             8,884,000     18,594

 Sun Hung Kai Properties ss.                           2,197,000     22,637

 Total Hong Kong (Cost $80,048)                                      105,441

 INDIA 0.8%
 Common Stocks 0.8%
 I-Flex Solutions                                      1,313,100     25,519

 Reliance Industries                                   1,043,031     16,774

 Total India (Cost $32,725)                                          42,293

 IRELAND 1.3%
 Common Stocks 1.3%
 Anglo Irish Bank                                      3,636,300     48,955

 CRH                                                   587,400       16,761

 Total Ireland (Cost $61,534)                                        65,716

 ITALY 7.1%
 Common Stocks 7.1%
 Alleanza Assicurazioni ss.                            2,177,919     25,031

 Assicurazioni Generali ss.                            1,805,376     58,990

 Banca Intesa S.p.A.                                   9,306,800     42,635

 Enel                                                  5,350,600     45,799

 Eni S.p.A. ss.                                        1,801,599     51,109

 Lottomatica                                           462,847       16,031

 Mediobanca ss.                                        1,663,000     31,720

 UniCredito ss.                                        16,604,840    87,806

 Total Italy (Cost $312,102)                                         359,121

 JAPAN 21.1%
 Common Stocks 21.1%
 AIFUL                                                 335,600       24,231

 Astellas Pharmaceutical                               1,277,200     41,536

 Benesse                                               405,900       13,462

 Canon                                                 422,600       20,811

 Credit Saison ss.                                     567,200       18,859

 Dai Nippon Printing                                   1,758,000     27,549

 Daikin Industries                                     609,300       14,775

 Fanuc ss.                                             437,500       31,004

 HOYA ss.                                              185,300       22,869

 INPEX                                                 2,942         18,854

 JSR ss.                                               932,600       18,488

 KDDI                                                  8,914         43,024

 Keyence                                               100,400       24,118

 Kyocera                                               241,900       16,979

 Leopalace21 ss.                                       1,115,900     18,222

 Marui ss.                                             1,532,900     22,448

 Matsushita Electric Industries ss.                    1,608,000     26,135

 Mitsubishi ss.                                        4,044,100     57,825

 Mitsubishi Estate ss.                                 1,361,000     15,078

 Mitsubishi Tokyo Financial ss.                        5,244         44,075

 Mitsui Fudosan ss.                                    3,611,000     40,977

 Mitsui Trust Holdings ss.                             2,035,000     20,498

 Nidec ss.                                             204,300       22,118

 Nissan ss.                                            2,459,700     25,577

 Nitto Denko                                           437,300       23,961

 Nomura Securities ss.                                 2,057,300     24,394

 ORIX                                                  184,000       27,231

 Resona Holdings *ss.                                  14,922,000    26,185

 Secom                                                 1,005,500     44,679

 Sega Sammy Holdings                                   311,600       19,283

 Shin-Etsu Chemical                                    691,800       26,240

 SMC                                                   109,200       12,415

 Sony ss.                                              525,100       17,174

 Sumitomo Mitsui Financial ss.                         9,546         62,987

 Suzuki Motor ss.                                      1,093,900     17,350

 T&D Holdings ss.                                      328,000       15,473

 Takeda Chemical Industries                            406,100       20,793

 Toray Industries ss.                                  4,388,000     20,552

 Toyota Motor                                          1,298,300     49,269

 Trend Micro ss.                                       582,500       20,896

 USS                                                   226,350       15,120

 Total Japan (Cost $952,787)                                         1,073,514

 MALAYSIA 0.1%
 Common Stocks 0.1%
 Astro All Asia (Ordinary shares) *                    1,895,500     2,906

 Total Malaysia (Cost $2,045)                                        2,906

 MEXICO 2.7%
 Common Stocks 2.7%
 America Movil ADR, Series L (USD)                     2,129,400     47,400

 Grupo Financiero Banorte                              1,872,900     15,728

 Grupo Modelo, Series C                                4,693,000     15,474

 Grupo Televisa ADR (USD)                              339,500       22,397

 Wal-Mart de Mexico, Series V ss.                      8,659,272     38,732

 Total Mexico (Cost $70,343)                                         139,731

 NETHERLANDS 0.7%
 Common Stocks 0.7%
 Koninklijke Numico *                                  800,082       33,711

 Total Netherlands (Cost $16,027)                                    33,711

 NORWAY 0.9%
 Common Stocks 0.9%
 Norsk Hydro                                           241,175       22,860

 Statoil ASA ss.                                       1,150,100     24,851

 Total Norway (Cost $41,129)                                         47,711

 RUSSIA 0.1%
 Common Stocks 0.1%
 NovaTek GDR, 144A (USD) *ss.                          152,200       3,151

 Total Russia (Cost $2,549)                                          3,151

 SINGAPORE 0.5%
 Common Stocks 0.5%
 DBS Group                                             1,219,000     11,540

 Venture                                               1,732,000     16,639

 Total Singapore (Cost $28,143)                                      28,179

 SOUTH AFRICA 0.8%
 Common Stocks 0.8%
 Naspers (N shares)                                    1,994,400     29,144

 Standard Bank Group                                   1,084,200     11,653

 Total South Africa (Cost $36,618)                                   40,797

 SOUTH KOREA 1.6%
 Common Stocks 1.6%
 Hyundai GDR, 144A (USD)                               510,100       17,326

 Hyundai Motor                                         85,800        5,958

 Kookmin Bank                                          324,730       17,208

 Samsung Electronics                                   74,877        41,161

 Total South Korea (Cost $49,084)                                    81,653

 SPAIN 4.7%
 Common Stocks 4.7%
 Banco Bilbao Vizcaya Argenta ss.                      5,218,327     87,806

 Cia Distrib Integral Logista ss.                      797,500       41,690

 Cintra Concesiones ss.                                1,094,737     13,160

 Enagas                                                1,437,988     25,145

 Indra Sistemas                                        793,300       15,760

 Sacyr Vallehermoso *ss.                               30,637        709

 Telefonica ss.                                        1,065,533     17,907

 Telefonica ADR (USD) ss.                              309,713       15,625

 Vallehermoso                                          980,400       22,688

 Total Spain (Cost $206,147)                                         240,490

 SWEDEN 1.0%
 Common Stocks 1.0%
 Securitas, Series B ss.                               3,111,336     52,566

 Total Sweden (Cost $49,757)                                         52,566

 SWITZERLAND 6.2%
 Common Stocks 6.2%
 Cie Financ Richemont, Equity Units, Class A           1,059,300     37,285

 Credit Suisse Group                                   1,483,440     62,035

 Nestle                                                318,149       87,286

 Roche Holding                                         235,247       31,975

 UBS                                                   1,199,949     98,531

 Total Switzerland (Cost $158,247)                                   317,112

 TAIWAN 0.7%
 Common Stocks 0.7%
 Acer *                                                9,353,000     17,807

 Far Eastone Telecom GDR (USD)                         1,068,800     19,719

 Total Taiwan (Cost $36,596)                                         37,526

 THAILAND 0.7%
 Common Stocks 0.7%
 Bangkok Bank NVDR, GDR                                7,141,800     17,053

 Kasikornbank NVDR, GDR                                13,558,000    18,871

 Total Thailand (Cost $36,523)                                       35,924

 TURKEY 0.9%
 Common Stocks 0.9%
 Turkiye Garanti Bankasi                               6,292,650     17,275

 Turkiye Is Bankasi                                    4,618,800     26,145

 Total Turkey (Cost $30,392)                                         43,420

 UNITED KINGDOM 17.9%
 Common Stocks 17.9%
 AstraZeneca                                           1,162,516     52,642

 Barclays                                              4,834,578     47,252

 BP                                                    5,844,443     64,413

 British Sky Broadcasting                              5,800,582     54,419

 Capita Group                                          6,348,300     40,335

 Carnival                                              418,448       22,499

 GlaxoSmithKline                                       5,153,574     121,372

 GUS                                                   2,828,000     44,926

 iSOFT Group                                           3,075,000     23,040

 Kingfisher                                            9,280,740     41,922

 Reed Elsevier                                         5,671,596     52,368

 Royal Bank of Scotland                                2,690,617     80,020

 Royal Dutch Shell, Series B *                         1,963,519     62,383

 Signet Group                                          10,409,867    21,375

 Unilever                                              3,086,087     29,819

 Vodafone                                              41,758,906    107,402

 WPP Group                                             4,064,631     43,024

 Total United Kingdom (Cost $766,663)                                909,211

 UNITED STATES 0.6%
 Common Stocks 0.6%
 Carnival                                              601,400       31,513

 Total United States (Cost $30,384)                                  31,513

 SHORT-TERM INVESTMENTS 2.1%
 Money Market Funds 2.1%
 T. Rowe Price Reserve Investment Fund, 3.39% #+       103,696,416   103,696

 Total Short-Term Investments (Cost $103,696)                        103,696

 SECURITIES LENDING COLLATERAL 17.4%
 Money Market Pooled Account 17.4%

 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.363% #                886,558,636   886,559

 Total Securities Lending Collateral (Cost $886,559)                 886,559

 Total Investments in Securities
 115.3% of Net Assets (Cost $4,764,771)                $             5,858,955


 (1)          Denominated in currency of country of incorporation unless otherwise noted
 #            Seven-day yield
 *            Non-income producing
 ss.          All or a portion of this security is on loan at July 31, 2005 -
              See Note 2
 +            Affiliated company - See Note 4
 144A         Security was purchased pursuant to Rule 144A under the Securities
              Act of 1933 and may be resold in transactions exempt from
              registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $35,077 and represents 0.7% of net assets
 ADR          American Depository Receipts
 GDR          Global Depository Receipts
 HKD          Hong Kong dollar
 NVDR         Non Voting Depository Receipt
 USD          U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price International Stock Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2005, the value of loaned securities was $843,392,000; aggregate collateral consisted of $886,559,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2005, the cost of investments for federal income tax purposes was $4,764,771,000. Net unrealized gain aggregated $1,094,905,000 at period-end, of which $1,152,673,000 related to appreciated investments and $57,768,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of July 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

  The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $1,362,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2004 was $103,696,000 and $117,379,000, respectively.



 T. Rowe Price International Discovery Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 AUSTRALIA 7.0%
 Common Stocks 7.0%
 Aristocrat Leisure ss.                                1,122,500     10,531

 Australian Worldwide Exploration *ss.                 5,023,944     7,652

 Beach Petroleum                                       2,580,014     1,400

 Challenger Financial Services *ss.                    2,393,319     5,994

 Downer EDI                                            2,236,300     9,762

 Equigold                                              3,899,600     3,137

 Equigold, Warrants, 5/31/07 *                         525,000       56

 GRD                                                   3,174,107     5,507

 Hardman Resources *                                   2,575,558     4,748

 iiNet                                                 1,964,636     4,510

 Minara Resources ss.                                  2,884,000     4,083

 Oil Search                                            5,233,500     13,195

 Roc Oil *ss.                                          3,280,422     5,848

 Unwired Group *                                       6,212,644     2,203

 Worley Group ss.                                      589,499       3,579

 Total Australia (Cost $56,589)                                      82,205

 BELGIUM 1.4%
 Common Stocks 1.4%
 ICOS Vision Systems *ss.                              100,000       2,996

 UCB                                                   250,000       13,476

 Total Belgium (Cost $10,460)                                        16,472

 CHINA 2.5%
 Common Stocks 2.5%
 China Fire Safety Enterprise (HKD)                    38,000,000    3,349

 China Insurance International (HKD) *                 6,888,000     2,359

 China Shineway Pharmaceutical (HKD) *                 6,522,000     2,178

 CSMS Technologies (HKD)                               45,335,000    2,391

 Fu Ji Food and Catering Services (HKD)                5,020,000     4,486

 Gome Electrical Appliances (HKD) ss.                  6,659,000     4,107

 Luen Thai Holdings (HKD)                              7,215,000     2,220

 Panva Gas Holdings (HKD) *ss.                         1,052,000     426

 Ports Design (HKD)                                    3,430,000     2,729

 Silver Grant (HKD)                                    6,610,000     2,077

 tom.com (HKD) *                                       15,404,000    2,958

 Total China (Cost $33,705)                                          29,280

 DENMARK 0.4%
 Common Stocks 0.4%
 Ambu A/S, Series B                                    219,000       4,893

 Total Denmark (Cost $3,800)                                         4,893

 FINLAND 2.1%
 Common Stocks 2.1%
 AffectoGenimap *                                      625,000       3,591

 CapMan                                                2,041,900     6,772

 Rapala VMC                                            1,039,118     7,435

 Vacon                                                 400,000       6,792

 Total Finland (Cost $18,366)                                        24,590

 FRANCE 5.9%
 Common Stocks 5.9%
 Acadomia Group                                        32,276        1,135

 Avenir Telecom *                                      1,650,000     5,503

 Cegedim                                               48,935        3,844

 Gl Trade                                              88,583        3,609

 ILOG *                                                359,700       5,430

 Ipsos                                                 50,000        5,513

 Neopost ss.                                           104,973       9,765

 Nexity                                                200,000       8,442

 Oeneo *                                               992,831       1,397

 Oeneo, Warrants 10/26/06 *                            169,728       4

 Soitec *ss.                                           1,500,000     19,991

 Technip                                               90,800        4,866

 Total France (Cost $50,460)                                         69,499

 GERMANY 6.3%
 Common Stocks 6.0%
 Boewe Systec                                          88,377        4,341

 Cewe Color Holding ss.                                49,879        2,834

 Dis Deutscher 144A                                    210,000       11,067

 GFK                                                   173,206       6,829

 H&R Wasag *                                           142,000       2,398

 IDS Scheer                                            300,000       6,336

 MobilCom AG ss.                                       550,000       13,690

 Rheinmetall ss.                                       117,800       6,575

 Rhoen-Klinikum                                        56,173        4,054

 TAKKT                                                 250,000       2,449

 Wincor Nixdorf *                                      100,000       9,097

                                                                     69,670

 Preferred Stocks 0.3%
 Sartorius                                             151,000       3,627

                                                                     3,627

 Total Germany (Cost $52,281)                                        73,297

 GREECE 2.0%
 Common Stocks 2.0%
 Folli-Follie                                          200,000       6,315

 Germanos                                              700,000       11,571

 Jumbo                                                 500,000       5,125

 Total Greece (Cost $20,056)                                         23,011

 HONG KONG 2.6%
 Common Stocks 2.6%
 Dickson Concepts                                      3,369,400     6,842

 Giordano International ss.                            7,846,000     5,889

 Grande Holdings                                       2,960,000     2,741

 Integrated Distribution Services *                    2,692,000     2,089

 JCG Holdings                                          1,624,000     1,708

 Lifestyle ss.                                         3,220,500     5,711

 Moulin Global Eyecare *ss.                            6,284,000     0

 Varitronix                                            3,010,000     2,473

 YGM Trading                                           2,094,000     3,372

 Total Hong Kong (Cost $26,350)                                      30,825

 INDIA 6.9%
 Common Stocks 6.9%
 Arvind Mills *                                        1,385,520     4,063

 Balaji Telefilms                                      1,471,100     4,320

 Financial Tech Lock Up *                              122,649       2,033

 Financial Tech Preferential                           1,134,551     18,805

 Financial Technologies                                225,332       4,124

 Glaxosmithkline                                       581,053       5,629

 Glaxosmithkline Phamaceuticals                        212,900       4,322

 Gujarat Mineral Development                           372,000       3,248

 I-Flex Solutions                                      221,756       4,310

 Mahindra Gesco Developers *                           929,900       3,917

 Moser-Baer                                            428,127       2,159

 Petronet LNG *                                        4,853,400     5,498

 Power Trading *                                       2,762,300     3,011

 Raymond                                               365,448       3,109

 Videsh Sanchar Nigam                                  1,263,000     11,937

 Videsh Sanchar Nigam ADR (USD) ss.                    38,300        751

 Total India (Cost $45,030)                                          81,236

 ISRAEL 0.8%
 Common Stocks 0.8%
 Bank Leumi                                            925,000       2,603

 Partner Communications ADR (USD) *ss.                 800,000       6,592

 Total Israel (Cost $17,155)                                         9,195

 ITALY 1.5%
 Common Stocks 1.5%
 Digital Media Technology *                            113,000       3,701

 IMMSI                                                 2,500,000     5,040

 Sorin *ss.                                            3,000,000     8,956

 Total Italy (Cost $18,160)                                          17,697

 JAPAN 17.3%
 Common Stocks 17.3%
 A&D                                                   262,700       4,584

 Ahresty                                               263,800       5,018

 Asahi Pretec                                          204,300       3,250

 BSL                                                   107,000       265

 Chiba Kogyo Bank *                                    229,400       2,679

 Chiyoda                                               631,000       8,762

 Culture Convenience                                   219,800       5,701

 Daikoku Denki ss.                                     99,900        2,723

 Daimei Telecom Engineering                            303,000       3,208

 Diamond Lease ss.                                     136,900       5,349

 Edion                                                 333,200       4,374

 Endo Lighting                                         161,000       2,023

 Furuno Electric                                       319,000       3,390

 Gulliver International ss.                            37,080        4,943

 Happinet                                              135,500       2,945

 I-CF *                                                1,102         3,267

 JACCS ss.                                             556,000       4,447

 Kenedix ss.                                           1,490         5,032

 Kyokuyo                                               1,226,000     3,067

 Leopalace21 ss.                                       276,700       4,519

 Mani                                                  51,500        2,530

 Mitsubishi Gas Chemical                               820,000       4,304

 NHK Spring ss.                                        799,000       6,445

 Nichias *                                             664,000       2,967

 Nihon Parkerizing ss.                                 331,000       4,138

 Nissha Printing                                       388,000       6,979

 Nitori ss.                                            87,150        6,016

 Obara                                                 30,600        1,235

 Optoelectronics                                       62,500        2,130

 OSG                                                   235,000       3,055

 Phoenix Electric ss.                                  181,100       2,810

 Point ss.                                             128,700       5,396

 Rex Holdings                                          731           3,450

 Ryobi                                                 1,042,000     4,685

 Sankyo Seiki ss.                                      577,000       5,178

 Sansei Foods                                          209,700       5,323

 Sekisui Jushi                                         410,000       2,760

 Shimadzu ss.                                          950,000       6,090

 Shin-Etsu Polymer                                     372,000       2,973

 Shoei *ss.                                            201,520       3,393

 SMBC Friend Securities ss.                            164,000       813

 Sumitomo Rubber Industries                            590,000       5,927

 Tokyu Land ss.                                        1,384,000     6,862

 Topcon ss.                                            259,000       4,826

 Toshiba Machine                                       747,000       4,292

 Tsumura & Company ss.                                 340,000       6,555

 U's BMB Entertainment                                 806,000       3,825

 United Arrows                                         135,900       4,780

 Yamazen                                               765,000       3,235

 Total Japan (Cost $177,980)                                         202,518

 MALAYSIA 2.7%
 Common Stocks 2.7%
 Bursa Malaysia *                                      6,046,400     7,079

 CIMB Berhad *                                         2,440,800     4,100

 CIMB Berhad, Rights, 7/27/05                          271,200       130

 Hong Leong Bank                                       1,915,000     2,833

 KLCC Property Holding                                 6,092,400     3,572

 Pos Malaysia & Services Holdings                      3,609,400     3,555

 Redtone                                               6,178,900     3,940

 Symphony House                                        5,842,950     809

 Symphony House, Warrants, 3/11/09 *                   1,028,850     44

 Transmile Group                                       1,696,700     5,015

 Total Malaysia (Cost $23,797)                                       31,077

 NETHERLANDS 1.8%
 Common Stocks 1.8%
 Koninklijke Ten Cate                                  60,000        6,056

 Smit International                                    80,700        4,385

 TomTom *ss.                                           200,000       6,590

 Van der Moolen Holding                                700,000       3,413

 Total Netherlands (Cost $20,907)                                    20,444

 NEW ZEALAND 1.5%
 Common Stocks 1.5%
 Fisher & Paykel Healthcare ss.                        2,803,020     6,705

 Pumpkin Patch Limited                                 1,570,100     3,056

 Sky Network Television *ss.                           717,000       2,871

 The Warehouse Group ss.                               1,902,000     4,993

 Total New Zealand (Cost $14,577)                                    17,625

 NORWAY 0.8%
 Common Stocks 0.8%
 Norwegian Air Shuttle *                               884,500       4,037

 Revus Energy *                                        75,000        520

 Visma ASA ss.                                         400,000       5,051

 Total Norway (Cost $9,061)                                          9,608

 PORTUGAL 0.4%
 Common Stocks 0.4%
 Mota Engil SGPS                                       1,200,000     4,290

 Total Portugal (Cost $3,836)                                        4,290

 RUSSIA 0.2%
 Common Stocks 0.2%
 NovaTek GDR 144A (USD) *ss.                           85,800        1,776

 Total Russia (Cost $1,437)                                          1,776

 SINGAPORE 2.3%
 Common Stocks 2.3%
 Accord Customer Care *                                15,217,000    1,321

 GES International                                     6,418,700     2,972

 Goodpack                                              4,271,000     4,051

 Goodpack, Warrants, 2/14/07 *                         533,875       167

 Mapletree Logistics Trust, REIT *                     11,265,000    6,069

 Olam International *                                  8,926,000     5,831

 Singapore Land                                        966,000       3,364

 Yellow Pages                                          3,782,000     2,908

 Total Singapore (Cost $28,337)                                      26,683

 SOUTH KOREA 2.0%
 Common Stocks 2.0%
 Cheil Communications                                  25,550        4,980

 Handsome ss.                                          301,220       3,081

 GIIR ss.                                              27,430        489

 LG International                                      469,790       5,966

 NCsoft *                                              31,740        2,360

 You Eal Electronic ss.                                187,400       3,924

 Youngone                                              872,250       2,857

 Total South Korea (Cost $22,513)                                    23,657

 SPAIN 0.8%
 Common Stocks 0.8%
 Baron de Ley *ss.                                     100,000       4,641

 Fadesa Inmobiliaria                                   149,000       4,391

 Total Spain (Cost $6,744)                                           9,032

 SWEDEN 3.6%
 Common Stocks 3.6%
 Bergman & Beving, Series B                            658,415       7,526

 Biacore International ss.                             200,000       5,109

 Boss Media *ss.                                       1,250,000     4,205

 Lindex                                                150,000       7,262

 Observer                                              1,750,000     8,097

 Sectra, Series B                                      500,000       2,974

 Teleca, Class B *                                     840,400       3,777

 Unibet Group GDR                                      118,200       2,663

 Total Sweden (Cost $37,395)                                         41,613

 SWITZERLAND 4.3%
 Common Stocks 4.3%
 Bachem Holding, Class B                               75,100        4,325

 Baloise Holding                                       222,000       11,579

 Basilea Pharmaceutica *                               100,000       7,651

 Georg Fischer ss.                                     10,000        3,306

 Leica Geosystems                                      20,000        7,924

 Phonak Holding                                        350,000       13,842

 Tornos *                                              288,700       2,153

 Total Switzerland (Cost $42,676)                                    50,780

 TAIWAN 1.7%
 Common Stocks 1.7%
 Basso Industry *                                      1,216,248     2,842

 Grand Hall Enterprise *                               603,400       1,161

 King Yuan Electronics *                               4,303,500     3,591

 Taiflex Scientific +                                  3,186,871     5,013

 Test Rite                                             5,962,628     4,335

 Zyxel Communications                                  1,394,000     3,485

 Total Taiwan (Cost $19,946)                                         20,427

 THAILAND 0.5%
 Common Stocks 0.5%
 C.P. 7-Eleven                                         11,659,000    1,581

 Major Cineplex Group NVDR, GDR                        5,526,900     1,591

 United Broadcasting *                                 154,300       86

 United Broadcasting NVDR *                            4,827,400     2,688

 Total Thailand (Cost $6,435)                                        5,946

 UNITED KINGDOM 12.3%
 Common Stocks 12.3%
 Admiral Group (Ordinary shares)                       850,000       5,521

 Arena Leisure                                         4,918,756     3,416

 Armor Group *                                         400,339       1,204

 Atkins                                                300,000       3,722

 Benfield Group                                        2,000,000     9,520

 Body Shop                                             1,583,000     6,405

 Cairn Energy *                                        325,500       8,563

 Carphone Warehouse                                    2,500,000     8,057

 Centaur Holdings                                      2,000,000     2,850

 Ceres Power *                                         1,250,000     2,133

 Charter *                                             150,000       833

 Dignity                                               1,000,000     6,434

 GW Pharmaceuticals *                                  1,325,000     1,538

 Huntsworth                                            2,500,000     3,892

 Inmarsat *                                            200,000       1,144

 Investec                                              277,847       9,062

 iSOFT Group                                           1,716,000     12,857

 ITE Group                                             3,000,000     5,435

 Jessops                                               3,000,000     4,157

 NDS ADR (USD) *ss.                                    250,000       9,058

 Paypoint                                              850,000       3,886

 Photo Me                                              2,500,000     5,098

 PHS Group                                             3,000,000     6,042

 Pinewood Shepperton                                   1,350,000     3,052

 SCi Entertainment *                                   666,666       4,603

 St. Jame's Place Capital                              1,000,000     4,268

 Taylor Nelson                                         2,000,000     7,037

 Wolfson Microelectronics *                            1,500,000     4,551

 Total United Kingdom (Cost $137,847)                                144,338

 UNITED STATES 0.6%
 Common Stocks 0.6%
 deCode genetics *ss.                                  750,000       7,350

 Total United States (Cost $3,374)                                   7,350

 SHORT-TERM INVESTMENTS 6.4%
 Money Market Funds 6.4%
 T. Rowe Price Reserve Investment Fund, 3.39% #+       74,150,033    74,150

 Total Short-Term Investments (Cost $74,150)                         74,150

 SECURITIES LENDING COLLATERAL 10.5%
 Money Market Pooled Account 10.5%

 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.355% #                 123,151,138   123,151

 Total Securities Lending Collateral (Cost $123,151)                 123,151

 Total Investments in Securities
 109.1% of Net Assets (Cost $1,106,575)                $             1,276,665

 (1)  Denominated in currency of country of incorporation unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at July
      31, 2005 - See Note 2
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $12,843 and represents 1.1% of net assets
 ADR  American Depository Receipts
 GDR  Global Depository Receipts
 HKD  Hong Kong dollar
 NVDR Non Voting Depository Receipt
 REIT Real Estate Investment Trust
 USD  U.S. dollar


 +Affiliated Companies
 ($ 000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.


 Affiliate          Purchase   Sales  Investment                  Value
                    Cost       Cost   income               7/31/05    10/31/04
 Taiflex Scientific  $ 3,146    $ -    $      80            $ 5,013     $   *
 T. Rowe Price
 Reserve
 Investment Fund          **     **          963             74,150    25,491
 Totals                                $   1,043            $79,163    25,491


 * The issuer was not considered an affiliated company at October 31, 2004. **Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price International Discovery Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small to medium-sized companies outside the U.S.

  The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2005, the value of loaned securities was $119,987,000; aggregate collateral consisted of $123,151,000 in the money market pooled account and U.S. government securities valued at $2,827,000.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $1,106,575,000. Net unrealized gain aggregated $170,053,000 at period-end, of which $240,636,000 related to appreciated investments and $70,583,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of July 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

  The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.





 T. Rowe Price European Stock Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 BELGIUM 1.6%
 Common Stocks 1.6%
 Colruyt                                               18,200        2,489

 Fortis                                                127,080       3,710

 Fortis, B Shares                                      85,269        2,490

 UCB                                                   77,941        4,201

 Total Belgium (Cost $5,073)                                         12,890

 DENMARK 1.2%
 Common Stocks 1.2%
 Novo Nordisk, Series B                                192,600       9,970

 Total Denmark (Cost $8,192)                                         9,970

 FINLAND 1.8%
 Common Stocks 1.8%
 Neste Oil *                                           72,800        2,023

 Nokia OYJ                                             771,391       12,307

 Total Finland (Cost $4,181)                                         14,330

 FRANCE 20.0%
 Common Stocks 20.0%
 Altran Technologies *ss.                              178,200       1,599

 AXA                                                   352,929       9,614

 BNP Paribas ss.                                       183,498       13,238

 Compagnie de Saint-Gobain ss.                         68,692        4,115

 Credit Agricole ss.                                   415,209       11,358

 France Telecom ss.                                    325,608       10,030

 Groupe Danone ss.                                     54,564        5,383

 Hermes International ss.                              28,963        5,999

 L'Oreal ss.                                           59,520        4,699

 Lafarge                                               20,877        1,972

 LVMH ss.                                              57,521        4,770

 Michelin                                              38,700        2,381

 Neopost ss.                                           69,257        6,443

 Sanofi-Aventis ss.                                    272,861       23,573

 Schneider ss.                                         85,828        6,738

 Societe Generale                                      60,635        6,618

 Sodexho Alliance ss.                                  71,255        2,539

 Television Francaise ss.                              79,936        2,227

 THOMSON Multimedia ss.                                132,100       2,987

 Total                                                 105,887       26,477

 Vivendi Universal                                     189,982       6,029

 Zodiac                                                74,600        4,246

 Total France (Cost $88,352)                                         163,035

 GERMANY 5.1%
 Common Stocks 5.1%
 Allianz                                               32,068        4,063

 Bayer AG                                              77,912        2,780

 Deutsche Bank                                         59,659        5,160

 E.ON AG                                               80,376        7,444

 Hypo Real Estate Holding                              262,626       10,669

 RWE                                                   57,086        3,814

 SAP                                                   18,448        3,173

 Siemens                                               58,906        4,540

 Total Germany (Cost $27,716)                                        41,643

 GREECE 1.7%
 Common Stocks 1.7%
 National Bank of Greece                               307,733       11,262

 OPAP                                                  67,300        2,191

 Total Greece (Cost $11,277)                                         13,453

 IRELAND 1.5%
 Common Stocks 1.5%
 Anglo Irish Bank                                      541,800       7,294

 Bank of Ireland                                       294,100       4,874

 Total Ireland (Cost $10,212)                                        12,168

 ITALY 7.1%
 Common Stocks 7.1%
 Alleanza Assicurazioni ss.                            529,150       6,081

 Banca Intesa                                          1,586,417     7,700

 Banco Popolare Di Verona                              204,300       3,653

 Eni S.p.A. ss.                                        603,362       17,117

 Mediaset                                              326,266       3,974

 Mediolanum ss.                                        318,970       2,094

 Seat Pagine Gialle *ss.                               9,876,000     4,355

 UniCredito ss.                                        2,490,438     13,169

 Total Italy (Cost $40,548)                                          58,143

 NETHERLANDS 4.4%
 Common Stocks 4.4%
 ASM Lithography *ss.                                  149,570       2,614

 ING Groep GDS ss.                                     446,888       13,504

 Koninklijke Numico *                                  148,512       6,257

 Philips Electronics                                   401,047       10,860

 Royal KPN                                             252,600       2,196

 Total Netherlands (Cost $16,650)                                    35,431

 NORWAY 0.2%
 Common Stocks 0.2%
 Orkla                                                 48,742        1,908

 Total Norway (Cost $273)                                            1,908

 RUSSIA 3.1%
 Common Stocks 3.1%
 Lukoil ADR (USD) ss.                                  165,080       6,824

 MMC Norilsk Nickel (USD)                              35,500        2,439

 Mobile Telesystems ADR (USD) ss.                      93,300        3,309

 Mobile Telesystems GDR (USD) *                        30,900        1,115

 NovaTek GDR 144A (USD) *ss.                           61,100        1,265

 Pyaterochka Holding GDR
 (Regulation S shares) (USD) *ss.                      443,700       7,123

 VimpelCommunication ADR (USD) *ss.                    88,700        3,404

 Total Russia (Cost $19,074)                                         25,479

 SPAIN 6.9%
 Common Stocks 6.9%
 Acciona                                               41,422        4,248

 Banco Bilbao Vizcaya Argenta ss.                      732,555       12,326

 Banco Santander Central Hispano ss.                   497,637       6,151

 Endesa                                                108,991       2,436

 Gamesa ss.                                            256,572       3,372

 Gas Natural ss.                                       98,330        2,923

 Inditex ss.                                           260,600       6,966

 Repsol ss.                                            174,176       4,868

 Sogecable *ss.                                        84,700        3,034

 Telefonica                                            584,571       9,824

 Total Spain (Cost $32,045)                                          56,148

 SWEDEN 1.9%
 Common Stocks 1.9%
 Hennes & Mauritz, Series B                            120,500       4,291

 LM Ericsson                                           730,914       2,513

 Securitas, Series B                                   378,684       6,398

 Tele2 AB, Series B ss.                                183,600       1,985

 Total Sweden (Cost $9,023)                                          15,187

 SWITZERLAND 10.0%
 Common Stocks 10.0%
 Adecco                                                198,711       9,926

 Cie Financ Richemont, Equity Units, Class A           170,800       6,012

 Credit Suisse Group                                   275,820       11,534

 Nestle                                                76,583        21,011

 Roche Holding                                         91,048        12,375

 UBS                                                   249,753       20,508

 Total Switzerland (Cost $40,415)                                    81,366

 TURKEY 1.1%
 Common Stocks 1.1%
 Turkiye Is Bankasi                                    1,631,280     9,234

 Total Turkey (Cost $7,032)                                          9,234

 UNITED KINGDOM 30.8%
 Common Stocks 30.8%
 AstraZeneca                                           287,964       13,040

 BHP Billiton                                          238,300       3,365

 British Sky Broadcasting                              404,074       3,791

 Capita Group                                          416,900       2,649

 Carnival                                              77,924        4,190

 Centrica                                              546,416       2,254

 Compass Group                                         2,013,800     8,705

 Diageo                                                912,122       12,583

 Electrocomponents                                     409,610       1,808

 GlaxoSmithKline                                       1,151,456     27,118

 Hays                                                  4,103,342     9,215

 Hilton Group                                          775,963       3,949

 iSOFT Group                                           413,200       3,096

 Kesa Electricals                                      438,883       1,951

 Kingfisher                                            2,758,011     12,458

 MFI Furniture Group                                   640,000       1,302

 O2 *                                                  1,469,500     3,593

 Reed Elsevier                                         961,501       8,878

 Rio Tinto                                             142,239       4,730

 Royal Bank of Scotland                                1,028,054     30,575

 Royal Dutch Shell, Series A *ss.                      204,412       6,282

 Royal Dutch Shell, Series B *                         558,065       17,731

 Sage Group                                            694,927       2,823

 Standard Chartered                                    136,300       2,656

 Taylor Nelson                                         1,814,492     6,384

 Tesco                                                 1,503,640     8,594

 Tomkins                                               695,016       3,336

 Unilever                                              646,977       6,251

 United Business Media                                 170,205       1,635

 Vodafone                                              10,253,602    26,372

 William Morrison Supermarkets                         796,300       2,657

 WPP Group                                             623,180       6,596

 Total United Kingdom (Cost $211,727)                                250,567

 SHORT-TERM INVESTMENTS 0.4%
 Money Market Funds 0.4%
 T. Rowe Price Reserve Investment Fund, 3.39% #+       3,601,315     3,601

 Total Short-Term Investments (Cost $3,601)                          3,601

 SECURITIES LENDING COLLATERAL 20.3%
 Money Market Pooled Account 20.3%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London 3.355% #                 165,455,705   165,456

 Total Securities Lending Collateral (Cost $165,456)                 165,456

 Total Investments in Securities
 119.1% of Net Assets (Cost $700,847)                  $              970,009


 (1)       Denominated in currency of country of incorporation unless otherwise noted
 #         Seven-day yield
 *         Non-income producing
 ss.       All or a portion of this security is on
           loan at July 31, 2005 - See Note 2
 +         Affiliated company - See Note 4
 144A      Security was purchased pursuant to Rule 144A under the
           Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $1,265 and represents 0.2% of net assets
 ADR       American Depository Receipts
 GDR       Global Depository Receipts
 GDS       Global Depository Shares
 USD       U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price European Stock Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2005, the value of loaned securities was $157,506,000; aggregate collateral consisted of $165,456,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $700,847,000. Net unrealized gain aggregated $269,177,000 at period-end, of which $289,154,000 related to appreciated investments and $19,977,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $101,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2004 was $3,601,000 and $2,718,000, respectively.





 T. Rowe Price New Asia Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 CHINA 7.3%
 Common Stocks 7.3%
 China Cosco Holding (HKD) *                           11,403,000    5,573

 China Insurance International (HKD) *                 14,526,000    4,976

 China Netcom (HKD)                                    3,082,000     4,708

 China Resources Enterprise (HKD)                      3,574,000     5,877

 China Shenhua Energy (HKD) *                          5,898,000     6,258

 China Telecom, 144A (HKD)                             11,854,000    4,563

 China Unicom (HKD)                                    6,240,000     5,571

 Comba Telecom Systems (HKD)                           5,302,000     1,868

 CSMC Technologies (HKD)                               56,065,000    2,956

 Gome Electrical Appliances (HKD) ss.                  6,863,000     4,233

 Luen Thai Holdings (HKD)                              7,519,000     2,314

 Panva Gas Holdings (HKD) *ss.                         11,626,000    4,705

 PetroChina (HKD)                                      18,590,000    16,594

 Ports Design                                          3,570,000     2,840

 Shanghai Forte Land Company (HKD) ss.                 17,790,000    5,120

 Silver Grant (HKD)                                    8,652,000     2,719

 tom.com (HKD) *ss.                                    26,182,000    5,028

 ZTE (HKD)                                             1,788,800     5,112

 Total China (Cost $90,568)                                          91,015

 HONG KONG 14.4%
 Common Stocks 14.4%
 Cheung Kong Holdings                                  1,898,000     20,381

 Chinese Estates Holdings ss.                          4,822,000     5,251

 Cross Harbour Holding                                 5,000,000     4,587

 Dah Sing Financial Group ss.                          5,156,880     10,366

 Esprit Holdings                                       1,760,001     13,068

 Giordano International                                11,972,000    8,985

 Grande Holdings                                       7,394,000     6,847

 Great Eagle Holdings ss.                              2,157,000     6,261

 Hutchison Whampoa                                     2,314,000     22,530

 Kingboard Chemical Holdings                           1,355,000     3,841

 Li & Fung                                             5,646,000     11,817

 Lifestyle ss.                                         3,921,000     6,953

 Moulin Global Eyecare ss.                             6,276,000     0

 New World Development                                 9,632,199     12,752

 Next Media *                                          10,286,000    4,553

 Shun Tak Holdings ss.                                 7,752,000     6,914

 Swire Pacific, Series A                               1,981,000     18,882

 Television Broadcasts                                 1,009,000     6,072

 Varitronix ss.                                        5,642,000     4,636

 YGM Trading                                           2,106,000     3,391

 Total Hong Kong (Cost $139,254)                                     178,087

 INDIA 15.7%
 Common Stocks 15.7%
 Arvind Mills *                                        3,069,450     9,002

 Balaji Telefilms                                      2,480,923     7,286

 Ballarpur Industries                                  2,609,338     6,780

 Bharti Televentures *                                 1,512,000     10,113

 CESC                                                  1,840,300     8,862

 Financial Technologies                                228,493       4,181

 Financial Technologies (Bonus shares)                 1,239,400     20,543

 Glaxosmithkline                                       996,008       9,648

 Glaxosmithkline Phamaceuticals                        272,986       5,542

 Gujarat Mineral Development                           510,797       4,460

 I-Flex Solutions                                      484,270       9,411

 IL & FS Investsmart *                                 700,000       2,756

 Infosys Technologies                                  322,700       16,821

 Mahindra Gesco Developers *                           1,270,100     5,350

 Moser-Baer                                            878,808       4,432

 National Thermal Power                                2,861,000     6,175

 Petronet LNG *                                        9,004,800     10,201

 Power Trading *                                       3,619,900     3,945

 Reliance Industries                                   1,222,402     19,658

 Saregama India *                                      4,229         19

 Television Eighteen +                                 1,096,750     8,391

 Television Eighteen, Warrants, 5/5/06 *+              82,371        217

 Television Eighteen, Warrants, 11/5/07 *+             82,371        56

 Videsh Sanchar Nigam                                  1,927,114     18,214

 Videsh Sanchar Nigam ADR (USD)                        63,000        1,235

 Welspun India *                                       404,015       1,004

 Total India (Cost $120,102)                                         194,302

 INDONESIA 0.7%
 Common Stocks 0.7%
 Indosat                                               15,489,500    9,157

 Total Indonesia (Cost $6,584)                                       9,157

 MALAYSIA 8.1%
 Common Stocks 8.1%
 Astro All Asia (Ordinary shares) *                    6,371,200     9,766

 Bursa Malaysia *                                      8,699,700     10,185

 CIMB Berhad                                           7,064,800     11,868

 CIMB Berhad, Rights, 7/27/05 *                        784,977       377

 Hong Leong Bank                                       3,987,900     5,900

 Hwang-DBS (Malaysia)                                  6,000,000     2,065

 IJM Berhad                                            5,603,600     7,467

 IJM Berhad, Rights, 7/7/05 *                          720,720       109

 KLCC Property Holdings                                10,495,300    6,154

 Malayan Banking Berhad                                3,701,400     11,243

 Malaysia International Shipping                       1,415,300     6,972

 Pos Malaysia & Services Holdings                      5,791,600     5,705

 Redtone International                                 9,931,900     6,333

 Symphony House                                        23,762,500    3,288

 Symphony House, Warrants, 3/11/09 *                   1,399,080     60

 Tenaga Nasional                                       2,305,000     6,815

 Transmile Group                                       2,181,700     6,448

 Total Malaysia (Cost $85,181)                                       100,755

 SINGAPORE 8.8%
 Common Stocks 8.8%
 Ascendas, REIT                                        11,320,300    16,062

 Capitamall Trust, REIT                                6,726,500     10,465

 GES International                                     10,700,000    4,954

 Goodpack                                              6,792,000     6,442

 Goodpack, Warrants, 2/14/07 *                         849,000       266

 Mapletree Logistics Trust, REIT *                     20,962,000    11,293

 Olam International *                                  13,040,000    8,519

 Raffles Holdings                                      9,765,000     5,476

 Singapore Exchange                                    4,298,000     5,633

 Singapore Land                                        1,571,000     5,471

 Singapore Post                                        7,881,000     4,717

 Singapore Technologies                                3,311,000     5,236

 Singapore Telecommunications                          3,314,000     5,518

 Starhub *                                             5,519,000     6,305

 Venture                                               902,000       8,666

 Yellow Pages                                          4,723,000     3,631

 Total Singapore (Cost $85,950)                                      108,654

 SOUTH KOREA 25.2%
 Common Stocks 21.4%
 Amorepacific ss.                                      43,020        11,793

 Cheil Communications ss.                              33,000        6,432

 Daelim Industrial ss.                                 90,800        5,569

 Daewoo Shipbuilding & Marine Engineering ss.          176,880       3,344

 GIIR ss.                                              231,730       4,133

 Handsome ss.                                          293,360       3,001

 Hynix Semiconductor *ss.                              359,940       8,339

 Hyundai Department Store ss.                          64,830        3,424

 Hyundai Marine & Fire Insurance                       1,019,300     7,647

 Hyundai GDR, 144A (USD)                               120,500       4,093

 Hyundai Heavy Industries ss.                          113,800       6,362

 Hyundai Motor ss.                                     26,580        1,846

 KCC ss.                                               63,870        11,656

 Kookmin Bank ss.                                      396,626       21,018

 Kookmin Bank ADR (USD)                                68,800        3,624

 LG Electronics ss.                                    55,280        3,572

 LG International ss.                                  455,760       5,787

 LG Philips LCD ADR (USD) *                            263,100       6,057

 LG Philips LCD Local *                                56,280        2,606

 Lotte Chilsung Beverage ss.                           10,310        9,466

 NCsoft *ss.                                           102,240       7,603

 S-Oil ss.                                             131,820       10,025

 Samsung Electronics ss.                               123,332       67,797

 Shinhan Financial ss.                                 330,700       10,006

 Shinsegae ss.                                         34,730        12,333

 SK Corporation ss.                                    144,380       7,115

 Woori Finance Holdings ss.                            1,103,140     13,631

 You Eal Electronics ss.                               285,700       5,982

                                                                     264,261

 Preferred Stocks 3.8%
 Hyundai Motor ss.                                     439,610       19,417

 LG Electronics                                        79,790        2,989

 Samsung Electronics ss.                               65,660        24,756

                                                                     47,162

 Total South Korea (Cost $189,612)                                   311,423

 TAIWAN 12.8%
 Common Stocks 12.8%
 Acer *                                                5,889,000     11,212

 Advantech                                             3,292,567     8,633

 Basso Industry *                                      2,314,686     5,410

 Cathay Financial Holdings                             4,183,000     8,364

 Chinatrust Financial Holding                          10,403,635    11,012

 E.Sun Financial Holding                               13,748,000    11,217

 Far Eastern Department Stores *                       3,518,000     2,298

 Far Eastern Textile                                   11,376,129    9,216

 Far Eastone Telecomm                                  3,429,303     4,218

 Formosa Petrochemical *                               2,249,570     4,111

 Foxconn Technology *                                  1,353,000     6,288

 Hon Hai Precision Industry                            1,270,000     7,131

 King Yuan Electronics *                               7,334,311     6,119

 MediaTek *                                            574,000       6,020

 Polaris Securities                                    6,755,000     3,419

 Quanta Computer *                                     7,263,330     13,362

 Taishin Financial Holdings                            6,544,438     4,678

 Taiwan Semiconductor                                  4,135,086     6,901

 Test-Rite International                               11,878,736    8,636

 Via Technologies *                                    7,168,871     5,592

 Yageo *                                               461,000       168

 Yuanta Core Pacific                                   5,169,408     3,771

 Zyxel Communications                                  4,441,000     11,104

 Total Taiwan (Cost $138,443)                                        158,880

 THAILAND 3.8%
 Common Stocks 3.8%
 Bangkok Bank NVDR, GDR                                3,445,300     8,227

 C.P. 7-Eleven                                         34,794,000    4,718

 Kasikornbank NVDR, GDR                                6,452,200     8,981

 Land & Houses NVDR ss.                                24,220,900    4,185

 Major Cineplex Group NVDR, GDR                        9,473,100     2,728

 PTT Exploration & Production                          533,900       5,433

 Ratchaburi Electricity Generating Holding             4,186,300     4,194

 Siam Commercial Bank ss.                              2,907,200     3,401

 Siam Commercial Bank NVDR, GDR                        1,035,000     1,211

 True Corp., Rights, 3/31/08 *                         1,597,894     0

 United Broadcasting *                                 345,700       192

 United Broadcasting NVDR *                            7,120,600     3,964

 Total Thailand (Cost $41,744)                                       47,234

 SHORT-TERM INVESTMENTS 2.2%
 Money Market Funds 2.2%
 T. Rowe Price Reserve Investment Fund, 3.39% #+       27,650,331    27,650

 Total Short-Term Investments (Cost $27,650)                         27,650

 SECURITIES LENDING COLLATERAL 2.4%
 Money Market Pooled Account 2.4%

 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.355% #                29,363,470    29,363

 Total Securities Lending Collateral (Cost $29,363)                  29,363

 Total Investments in Securities
 101.4% of Net Assets (Cost $654,451)                                1,256,520



 (1)  Denominated in currency of country of incorporation unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at July
      31, 2005 - See Note 2
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $8,656 and represents 0.7% of net assets
 ADR  American Depository Receipts
 GDR  Global Depository Receipts
 HKD  Hong Kong dollar
 NVDR Non Voting Depository Receipt
 REIT Real Estate Investment Trust
 USD  U.S. dollar

 +Affiliated Companies
 ($ 000s)

 The fund may invest in certain securities that are considered affiliated companies.As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                     Purchase     Sales   Investment           Value
 Affiliate               Cost       Cost      Income     7/31/05    10/31/04
 Television Eighteen $      -    $     -   $     50      $ 8,391    $  3,789
 Television Eighteen
 Warrants, 5/5/06           -          -          -          217          71
 Television Eighteen
 Warrants, 11/5/07          -          -          -           56          71
 T. Rowe Price Reserve
 Investment Fund, 3.39%     *          *         571      27,650       7,989
 Totals                                    $     621     $36,314      11,920

 *   Purchase and sale information not shown for cash management funds.


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Asia Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2005, the value of loaned securities was $160,763,000; aggregate collateral consisted of $29,363,000 in the money market pooled account and U.S. government securities valued at $139,859,000.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $954,451,000. Net unrealized gain aggregated $302,038,000 at period-end, of which $336,368,000 related to appreciated investments and $34,330,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.





 T. Rowe Price Japan Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 JAPAN 93.2%
 Common Stocks 93.2%
 Consumer Discretionary 22.6%
 Bridgestone                                           127,000       2,470

 Culture Convenience                                   72,300        1,875

 Daihatsu Motor                                        251,000       2,156

 Edion                                                 123,800       1,625

 Furuno Electric                                       123,000       1,307

 Gulliver                                              14,220        1,896

 Happinet                                              47,200        1,026

 Honda                                                 75,600        3,902

 NHK Spring ss.                                        284,000       2,291

 Nissan                                                290,900       3,025

 Nitori ss.                                            31,750        2,192

 Point ss.                                             47,500        1,992

 Rex Holdings ss.                                      266           1,256

 Sega Sammy Holdings                                   42,400        2,624

 Sumitomo Rubber Industries                            206,000       2,069

 Toyota Motor                                          186,100       7,062

 U's BMB Entertainment                                 306,000       1,452

 United Arrows                                         47,800        1,681

 Yamada Denki ss.                                      38,100        2,154

 Total Consumer Discretionary                                        44,055

 Consumer Staples 3.1%
 Japan Tobacco                                         223           3,178

 Kyokuyo                                               430,000       1,075

 Sansei Foods                                          73,400        1,863

 Total Consumer Staples                                              6,116

 Energy 1.3%
 INPEX                                                 380           2,435

 Total Energy                                                        2,435

 Financials 23.0%
 AIFUL                                                 33,300        2,404

 Chiba Kogyo Bank *                                    76,400        892

 Credit Saison ss.                                     71,800        2,387

 Diamond Lease ss.                                     49,400        1,930

 JACCS ss.                                             197,000       1,576

 Kenedix ss.                                           519           1,753

Leopalace21 ss.                                        98,100        1,602

 Mitsubishi Tokyo Financial ss.                        1,055         8,867

 Mizuho Financial Group                                1,203         5,401

 ORIX                                                  21,000        3,108

 SBI Holdings                                          6,236         2,096

 Shoei                                                 76,010        1,280

 Sumitomo Mitsui Financial                             676           4,461

 Sumitomo Trust & Banking ss.                          445,000       2,746

 Takefuji                                              21,920        1,421

 Tokyu Land ss.                                        498,000       2,469

 Total Financials                                                    44,688

 Health Care 7.8%
 Astellas Pharma                                       108,600       3,532

 Mani                                                  18,400        904

 Takeda Chemical Industries                            87,400        4,475

 Terumo ss.                                            77,200        2,165

 TOPCON ss.                                            101,000       1,882

 Tsumura & Company                                     112,000       2,159

 Total Health Care                                                   15,117

 Industrials & Business Services 14.8%
 Ahresty                                               96,100        1,828

 Asahi Pretec                                          83,500        1,328

 BSL                                                   39,000        97

 Chiyoda ss.                                           230,000       3,194

 Daimei Telecom Engineering                            106,000       1,122

 Endo Lighting                                         57,000        716

 JGC ss.                                               133,000       1,655

 Mitsubishi                                            299,300       4,280

 Mitsui OSK Lines                                      335,000       2,150

 Nichias *                                             218,000       974

 Nissha Printing                                       137,000       2,464

 Obara                                                 11,000        444

 OSG                                                   81,700        1,062

 Phoenix Electric ss.                                  59,600        925

 Ryobi                                                 357,000       1,605

 Toshiba Machine                                       247,000       1,419

 Toyota Tsusho ss.                                     130,000       2,132

 Yamazen                                               316,000       1,336

 Total Industrials & Business Services                               28,731

 Information Technology 13.7%
 A&D                                                   91,800        1,602

 Canon                                                 74,800        3,684

 Daikoku Denki ss.                                     35,500        968

 HOYA                                                  19,800        2,444

 I-CF *                                                392           1,162

 Keyence                                               13,100        3,147

 Livedoor *                                            674,722       2,833

 Nidec                                                 23,100        2,501

 Nippon Electric Glass                                 94,000        1,406

 Optoelectronics                                       21,900        746

 Sankyo Seiki ss.                                      211,000       1,894

 Shimadzu ss.                                          324,000       2,077

 Trend Micro ss.                                       63,500        2,278

 Total Information Technology                                        26,742

 Materials 6.9%
 Hitachi Chemical ss.                                  113,500       1,940

 JSR ss.                                               108,000       2,141

 Mitsubishi Gas Chemical ss.                           295,000       1,548

 Nihon Parkerizing                                     117,000       1,463

 Nitto Denko                                           36,600        2,005

 Sekisui Jushi                                         167,000       1,124

 Shin-Etsu Polymer                                     139,000       1,111

 Toray Industries ss.                                  440,000       2,061

 Total Materials                                                     13,393

 Total Japan (Cost $165,268)                                         181,277

 SHORT-TERM INVESTMENTS 4.0%
 Money Market Funds 4.0%
 T. Rowe Price Reserve Investment Fund, 3.39% #+       7,801,347     7,801

 Total Short-Term Investments (Cost $7,801)                          7,801

 SECURITIES LENDING COLLATERAL 18.4%
 Money Market Pooled Account 18.4%

 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.355% #                 35,792,614    35,793

 Total Securities Lending Collateral (Cost $35,793)                  35,793

 Total Investments in Securities
 115.6% of Net Assets (Cost $208,862)                  $             224,871


 (1)  Denominated in currency of country of incorporation unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at July
      31, 2005 - See Note 2
 +    Affiliated company - See Note 4


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Japan Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of companies located (or with primary operations) in Japan.

  The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that both the NYSE and the Tokyo Stock Exchange are open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2005, the value of loaned securities was $34,042,000; aggregate collateral consisted of $35,793,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $208,862,000. Net unrealized gain aggregated $16,005,000 at period-end, of which $19,592,000 related to appreciated investments and $3,587,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

 The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $160,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2004 was $7,801,000 and $8,090,000, respectively.




 T. Rowe Price International Growth & Income Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 AUSTRALIA 7.5%
 Common Stocks 7.5%
 Australia & New Zealand Banking                       624,611       10,137

 Babcock & Brown *ss.                                  419,200       4,898

 BlueScope Steel ss.                                   542,966       3,867

 Boral ss.                                             663,069       3,366

 Coles Myer ss.                                        474,630       3,383

 Downer EDI                                            712,246       3,109

 Insurance Australia                                   674,880       3,116

 Macquarie Bank                                        139,822       6,646

 Macquarie Office Trust, Equity Units                  1,617,265     1,588

 Mirvac Group ss.                                      442,568       1,277

 National Australia Bank                               485,195       11,489

 Nufarm ss.                                            298,712       2,291

 Oil Search                                            1,392,365     3,511

 Pacific Brands ss.                                    867,770       1,558

 Publishing & Broadcasting                             237,068       2,763

 Qantas Airways                                        416,809       1,047

 QBE Insurance                                         199,385       2,552

 Westpac Banking                                       262,838       3,929

 Total Australia (Cost $56,642)                                      70,527

 AUSTRIA 0.9%
 Common Stocks 0.9%
 Bank Austria Creditanstalt                            55,950        5,933

 Voestalpine ss.                                       29,030        2,148

 Total Austria (Cost $5,370)                                         8,081

 BELGIUM 1.3%
 Common Stocks 1.3%
 Fortis                                                145,324       4,243

 KBC                                                   31,971        2,544

 UCB                                                   72,309        3,898

 Union Miniere                                         15,992        1,411

 Total Belgium (Cost $10,006)                                        12,096

 BRAZIL 0.6%
 Common Stocks 0.6%
 Petrobras ADR (USD)                                   78,600        3,594

 Tele Norte Leste ADR (USD)                            95,300        1,493

 Total Brazil (Cost $3,647)                                          5,087

 CHILE 0.2%
 Common Stocks 0.2%
 Compania de Telecomunics Chile ADR (USD)              196,600       2,192

 Total Chile (Cost $2,196)                                           2,192

 CHINA 1.5%
 Common Stocks 1.5%
 China Overseas Land & Investment (HKD) ss.            10,036,000    2,313

 China Petroleum (HKD)                                 11,844,000    5,140

 China Shenhua Energy (HKD) *                          1,936,000     2,054

 China Telecom (HKD)                                   6,401,000     2,464

 China Unicom (HKD)                                    982,000       877

 Semiconductor Manufacturing ADR (USD) *               31,200        334

 TCL International Holdings (HKD) ss.                  6,362,000     1,175

 Total China (Cost $14,340)                                          14,357

 DENMARK 0.8%
 Common Stocks 0.8%
 Tele Danmark                                          157,198       7,057

 Total Denmark (Cost $6,350)                                         7,057

 EUROPE/FAR EAST 0.4%
 Common Stocks 0.4%
 iShares MSCI EAFE Index Fund (USD)                    69,800        3,766

 Total Europe/Far East (Cost $3,609)                                 3,766

 FINLAND 2.4%
 Common Stocks 2.4%
 Cargotec *                                            85,100        2,523

 Kesko ss.                                             169,940       4,627

 Neste Oil *                                           43,000        1,195

 Nokia OYJ                                             715,163       11,410

 UPM-Kymmene                                           130,989       2,542

 Total Finland (Cost $20,588)                                        22,297

 FRANCE 8.9%
 Common Stocks 8.9%
 Accor ss.                                             53,372        2,713

 AXA                                                   313,828       8,549

 BNP Paribas ss.                                       131,990       9,522

 Bouygues                                              123,343       5,402

 CNP Assurances ss.                                    39,685        2,669

 Compagnie de Saint-Gobain ss.                         36,778        2,203

 Pernod-Ricard ss.                                     18,086        3,029

 Pinault Printemps Redoute ss.                         18,682        1,882

 Publicis ss.                                          154,920       5,258

 Renault ss.                                           81,071        7,414

 Sanofi-Aventis ss.                                    83,042        7,174

 Societe Generale ss.                                  76,807        8,382

 THOMSON Multimedia ss.                                156,170       3,532

 Total ss.                                             63,386        15,850

 Total ADR (USD)                                       600           75

 Total France (Cost $69,629)                                         83,654

 GERMANY 7.2%
 Common Stocks 6.5%
 Altana AG ss.                                         61,819        3,241

 BASF                                                  113,240       8,028

 Bayerische Motoren Werke                              140,294       6,569

 Celesio                                               27,967        2,247

 E.ON AG                                               136,672       12,658

 Hannover Rueckversicherung                            38,832        1,466

 Hypo Real Estate Holding                              136,095       5,529

 METRO                                                 117,100       5,876

 MobilCom AG ss.                                       208,715       5,195

 Munich Re                                             35,555        4,141

 SAP                                                   10,515        1,808

 Siemens                                               58,528        4,511

                                                                     61,269

 Preferred Stocks 0.7%
 Fresenius                                             22,714        2,919

 Hugo Boss                                             100,712       3,394

                                                                     6,313

 Total Germany (Cost $58,044)                                        67,582

 HONG KONG 2.0%
 Common Stocks 2.0%
 Esprit Holdings                                       335,500       2,491

 Hang Lung Group                                       1,421,000     2,824

 Hong Kong Electric                                    553,000       2,628

 Hutchison Whampoa                                     886,800       8,634

 Wheelock                                              1,026,000     1,806

 Total Hong Kong (Cost $14,639)                                      18,383

 IRELAND 1.8%
 Common Stocks 1.8%
 Allied Irish Banks                                    278,351       6,023

 Bank of Ireland                                       418,905       6,971

 DCC                                                   157,671       3,484

 Total Ireland (Cost $15,521)                                        16,478

 ITALY 3.1%
 Common Stocks 3.1%
 Eni S.p.A. ss.                                        451,976       12,822

 Eni S.p.A. ADR (USD)                                  1,500         212

 Milano Assicurazioni                                  580,288       3,820

 Mondadori (Arnoldo) ss.                               105,484       1,066

 Saipem                                                273,245       4,056

 UniCredito ss.                                        1,022,746     5,408

 Unipol ss.                                            527,277       1,905

 Total Italy (Cost $23,755)                                          29,289

 JAPAN 18.2%
 Common Stocks 18.2%
 Aioi Insurance ss.                                    543,000       2,586

 Alpine Electronics ss.                                169,100       2,435

 Aoyama Trading                                        59,900        1,512

 Asahi Breweries ss.                                   216,900       2,441

 Astellas Pharmaceutical                               72,000        2,341

 Bank of Fukuoka ss.                                   351,000       2,019

 Bridgestone                                           186,000       3,618

 Canon ss.                                             137,700       6,781

 Dai Nippon Printing                                   155,000       2,429

 Denki Kagaku Kogyo                                    414,000       1,504

 Goldcrest Company ss.                                 36,100        2,160

 Hamamatsu Photonics ss.                               102,400       2,196

 Honda                                                 80,000        4,129

 INPEX                                                 927           5,941

 Kaneka                                                223,000       2,521

 KDDI                                                  528           2,548

 Kirin Brewery                                         261,000       2,437

 Kobayashi Pharmaceutical ss.                          41,300        1,181

 Koito Manufacturing ss.                               323,000       3,604

 Mitsubishi                                            436,800       6,246

 Mitsubishi Tokyo Financial                            540           4,539

 Mitsui Chemicals ss.                                  528,000       3,202

 Mitsui Sumitomo Insurance                             356,000       3,149

 Nippon Express                                        608,000       2,604

 Nippon Mining                                         544,500       3,214

 Nippon Yusen ss.                                      1,225,000     7,051

 Promise                                               53,500        3,258

 Sankyo ss.                                            136,100       2,680

 Shimadzu ss.                                          651,000       4,173

 Sony ss.                                              170,400       5,573

 Sony ADR (USD)                                        1,500         49

 Sumitomo ss.                                          557,000       4,701

 Sumitomo Bakelite ss.                                 150,000       927

 Sumitomo Trust & Banking                              1,067,000     6,584

 Takeda Chemical Industries                            159,700       8,177

 TDK                                                   32,300        2,222

 TEPCO                                                 279,300       6,687

 Terumo ss.                                            111,200       3,119

 The Bank of Yokohama                                  614,000       3,468

 Toho Gas                                              1,215,000     5,042

 TonenGeneral Sekiyu ss.                               400,000       4,247

Toppan Forms ss.                                       130,700       1,509

 Toshiba                                               867,000       3,373

 Toyota Motor                                          344,000       13,054

 Trans Cosmos ss.                                      32,800        1,301

 World ss.                                             41,500        1,721

 Yamaha                                                96,100        1,548

 Yamato Transport                                      123,000       1,630

 York-Benimaru                                         47,700        1,324

 Total Japan (Cost $159,793)                                         170,755

 MEXICO 1.4%
 Common Stocks 1.4%
 America Movil ADR, Series L (USD)                     140,700       3,132

 Cemex                                                 471,350       2,219

 Grupo Financiero Banorte                              470,286       3,949

 Organizacion Soriana, Series B *                      340,700       1,368

 Wal-Mart de Mexico, Series V                          423,900       1,896

 Total Mexico (Cost $7,868)                                          12,564

 NETHERLANDS 2.9%
 Common Stocks 2.9%
 ABN AMRO ss.                                          279,753       6,983

 ABN AMRO ADR (USD)                                    3,000         75

 Akzo Nobel                                            49,437        2,032

 DSM ss.                                               64,652        4,913

 ING Groep GDS ss.                                     259,919       7,854

 Koninklijke Wessanen GDS ss.                          149,236       2,342

 Philips Electronics                                   114,715       3,107

 Total Netherlands (Cost $23,199)                                    27,306

 NORWAY 2.1%
 Common Stocks 2.1%
 Aktiv Kapital                                         193,500       2,758

 Statoil ASA ss.                                       649,793       14,041

 Yara International ss.                                187,388       3,220

 Total Norway (Cost $13,984)                                         20,019

 SINGAPORE 2.1%
 Common Stocks 2.1%
 Creative Technology                                   84,400        628

 GES International                                     3,130,000     1,449

 Sembcorp                                              3,547,360     5,860

 Singapore Press                                       952,250       2,624

 Starhub *                                             2,429,000     2,775

 United Overseas Bank                                  701,336       6,367

 Total Singapore (Cost $16,168)                                      19,703

 SPAIN 2.5%
 Common Stocks 2.5%
 Acciona ss.                                           73,265        7,513

 Banco Santander Central Hispano ss.                   677,062       8,369

 Banco Santander Central Hispano ADR (USD)             4,100         51

 Gestevision Telecino ss.                              61,423        1,451

 Iberdrola ss.                                         149,316       3,802

 Indra Sistemas                                        114,679       2,278

 Total Spain (Cost $19,163)                                          23,464

 SWEDEN 4.2%
 Common Stocks 4.2%
 Autoliv GDR ss.                                       72,300        3,211

 Foreningssparbanken                                   210,260       4,975

 Nobia                                                 113,271       1,874

 NORDEA                                                1,029,161     9,856

 Peab                                                  253,597       3,102

 S-E-Banken                                            178,780       3,172

 SKF AB (Redemption shares), Series B                  212,060       2,499

 SSAB Svenskt Stal, Series A ss.                       208,926       5,293

 Svenska Handelsbanken, Series A                       238,334       5,134

 Total Sweden (Cost $32,426)                                         39,116

 SWITZERLAND 4.2%
 Common Stocks 4.2%
 Holcim                                                40,902        2,527

 Nestle                                                40,285        11,053

 Novartis                                              257,591       12,527

 UBS                                                   138,045       11,335

 UBS (Registered shares) (USD)                         316           26

 Vontobel Holding                                      77,504        1,793

 Total Switzerland (Cost $36,948)                                    39,261

 THAILAND 0.2%
 Common Stocks 0.2%
 Precious Shipping Foreign                             16,000        17

 Precious Shipping NVDR                                1,559,000     1,618

 Total Thailand (Cost $2,127)                                        1,635

 UNITED KINGDOM 23.3%
 Common Stocks 23.3%
 Aegis Group                                           1,371,562     2,387

 Alliance & Leicester                                  99,274        1,530

 Alliance UniChem                                      195,629       2,852

 Anglo American                                        348,662       8,853

 Associated British Foods                              323,901       4,880

 AstraZeneca ADR (USD)                                 135,900       6,175

 Aviva                                                 561,336       6,442

 Barclays                                              648,957       6,343

 Barclays ADR (USD)                                    252,000       9,957

 BP ADR (USD)                                          362,800       23,901

 Bradford Bingley                                      507,922       3,004

 Centrica                                              883,647       3,645

 Close Brothers Group                                  175,601       2,337

 Dixons Group                                          717,772       2,001

 DS Smith                                              629,683       1,763

 Friends Provident                                     1,441,732     4,613

 GKN                                                   629,678       2,929

 GlaxoSmithKline ADR (USD)                             279,100       13,240

 Hanson                                                287,013       2,881

 HBOS                                                  516,423       7,853

 HSBC                                                  509,392       8,262

 J Sainsbury                                           489,220       2,400

 Kesa Electricals                                      425,120       1,890

 Mitchells & Butlers                                   539,355       3,368

 Persimmon                                             131,482       1,847

 Pilkington                                            1,610,007     3,476

 RHM *                                                 663,100       3,383

 Rolls-Royce *                                         1,394,664     8,186

 Royal Bank of Scotland                                571,131       16,986

 Royal Dutch Shell ADR (USD) *                         380,129       24,203

 Tesco                                                 792,215       4,528

 United Utilities                                      288,654       3,256

 Vodafone ADR (USD)                                    519,300       13,413

 WPP Group                                             538,475       5,700

 Total United Kingdom (Cost $204,822)                                218,484

 SHORT-TERM INVESTMENTS 0.7%
 Money Market Funds 0.7%
 T. Rowe Price Reserve Investment Fund, 3.39% #+       6,636,345     6,636

 Total Short-Term Investments (Cost $6,636)                          6,636

 SECURITIES LENDING COLLATERAL 16.9%
 Money Market Pooled Account 16.9%

 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.355% #                158,470,370   158,470

 Total Securities Lending Collateral (Cost $158,470)                 158,470

 Total Investments in Securities
 117.3% of Net Assets (Cost $985,940)                                1,098,259
                                                       $

 (1)          Denominated in currency of country of incorporation
              unless otherwise noted
 #            Seven-day yield
 *            Non-income producing
 ss.          All or a portion of this security is on loan at July
              31, 2005 - See Note 2
 +            Affiliated company - See Note 4
 ADR          American Depository Receipts
 GDR          Global Depository Receipts
 GDS          Global Depository Shares
 HKD          Hong Kong dollar
 NVDR         Non Voting Depository Receipt
 USD          U.S. dollar


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Growth & Income Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Growth & Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2005, the value of loaned securities was $152,527,000; aggregate collateral consisted of $158,470,000 in the money market pooled account and U.S. government securities valued at $1,859,000.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $985,940,000. Net unrealized gain aggregated $112,298,000 at period-end, of which $120,150,000 related to appreciated investments and $7,852,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of July 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

  The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $136,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2004 was $6,636,000 and $11,680,000, respectively.



 T. Rowe Price Latin America Fund
 (Unaudited)                                                 July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 Cost and value in $ 000s

 ARGENTINA 3.5%
 Common Stocks 3.5%
 Tenaris ADR (USD) ss.                                 211,100       19,816

 Total Argentina (Cost $7,912)                                       19,816

 BRAZIL 51.8%
 Common Stocks 38.3%
 Aracruz Celulose ADR (USD) ss.                        17,700        659

 Banco do Brasil *                                     391,200       5,128

 Cia Energetica Minas Gerais (Cemig)                   276,849       8,980

 Companhia de Bebidas ADR (USD) ss.                    232,524       7,234

 Companhia de Bebidas das Americas ADR (USD) ss.       38,964        966

 Companhia Siderurgica Nacional                        273,008       5,122

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 preference 'A' share) (USD)       902,500       25,135

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 common share) (USD)               752,400       24,498

 CPFL Energia                                          537,300       4,788

 Diagnosticos Da America *                             300,800       3,779

 Empresa Brasileira de Aeronautica ADR (USD) ss.       126,882       4,103

 Energias Do Brasil *                                  662,500       6,062

 Gol-Linhas Aereas Inteligentes ADR (USD) ss.          250,300       7,434

 Lojas Renner *                                        125,000       2,407

 Natura Cosmeticos                                     371,100       12,432

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 preference share) (USD)           945,757       43,240

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 common share) (USD) ss.           786,900       41,367

 Tele Norte Leste ADR (USD) ss.                        483,400       7,575

 Tele Norte Leste GDR *                                3,165         67

 Tele Norte Leste Participaco                          306,001       6,510

 Votorantim Celulose ADR (USD) ss.                     90,499        1,090

                                                                     218,576

 Preferred Stocks 13.5%
 Banco Bradesco                                        488,100       16,971

 Banco Itau Holdings Financiera                        166,143       31,378

 Caemi Mineracao e Metalurgica                         5,287,900     5,691

 Companhia Siderurgica de Tubarao                      25,926,200    1,509

 Marcopolo                                             715,200       1,420

 Perdigao                                              343,100       8,037

 Tam *                                                 259,100       2,061

 Usinas Siderurgicas de Minas Gerais                   151,900       2,721

 Weg                                                   2,385,300     7,192

                                                                     76,980

 Total Brazil (Cost $202,987)                                        295,556

 CHILE 3.6%
 Common Stocks 3.6%
 Banco Santander Chile ADR (USD) ss.                   255,466       8,760

 Empresa Nacional de Electricidad ADR (USD) ss.        185,800       4,831

 Lan Airlines ADR (USD) ss.                            52,700        1,913

 Ripley *                                              344,038       316

 Sociedad Quimica y Minera de Chili ADR (USD) ss.      14,800        1,806

 Vina Concha y Toro ADR (USD) ss.                      34,200        3,249

 Total Chile (Cost $16,006)                                          20,875

 COLOMBIA 0.3%
 Common Stocks 0.3%
 Bancolombia SA ADR (USD)                              104,200       2,011

 Total Colombia (Cost $1,885)                                        2,011

 MEXICO 34.5%
 Common Stocks 34.5%
 America Movil ADR, Series L (USD)                     2,424,528     53,970

 Cemex                                                 2,107,196     9,920

 Cemex ADR (USD) *                                     171,000       8,064

 GEO, Series B *                                       1,697,600     4,698

 Grupo Aeroportuario del Sureste ADR (USD)             288,400       9,909

 Grupo Financiero Banorte                              2,061,900     17,315

 Grupo Modelo, Series C                                2,657,000     8,761

 Grupo Televisa ADR (USD)                              369,000       24,343

 Kimberly-Clark de Mexico, Series A                    806,000       2,918

 Organizacion Soriana, Series B *ss.                   2,515,900     10,102

 SARE Holding *                                        1,857,500     1,481

 Telmex ADR (USD)                                      440,752       8,493

 Urbi Desarrollos Urbanos *                            1,844,100     11,500

 Wal-Mart de Mexico, Series V                          5,673,797     25,378

 Total Mexico (Cost $116,084)                                        196,852

 PERU 0.7%
 Common Stocks 0.7%
 Compania de Minas Buenaventura ADR, Series B (USD)    178,300       4,195

 Total Peru (Cost $3,355)                                            4,195

 SHORT-TERM INVESTMENTS 4.9%
 Money Market Funds 4.9%
 T. Rowe Price Reserve Investment Fund, 3.39% #+       28,000,907    28,001

 Total Short-term Investments (Cost $28,001)                         28,001

 SECURITIES LENDING COLLATERAL 4.6%
 Money Market Pooled Account 4.6%

 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.355% #                26,070,017    26,070

 Total Securities Lending Collateral (Cost $26,070)                  26,070

 Total Investments in Securities
 103.9% of Net Assets (Cost $402,300)                 $             593,376

 (1)  Denominated in currency of country of incorporation unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at July
      31, 2005 - See Note 2
 +    Affiliated company - See Note 4.
 ADR  American Depository Receipts
 GDR  Global Depository Receipts
 USD  U.S. dollar


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Latin America Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Latin America Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2005, the value of loaned securities was $25,447,000; aggregate collateral consisted of $26,070,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005 the cost of investments for federal income tax purposes was $402,300,000. Net unrealized gain aggregated $191,081,000 at period-end, of which $191,577,000 related to appreciated investments and $496,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $315,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2004 was $28,001,000 and $9,464,000, respectively.



 T. Rowe Price Emerging Markets Stock Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 ARGENTINA 1.2%
 Common Stocks 1.2%
 Tenaris ADR (USD)                                     133,300       12,513

 Total Argentina (Cost $4,995)                                       12,513

 BRAZIL 10.6%
 Common Stocks 8.7%
 Banco do Brasil *                                     221,500       2,903

 Cia Energetica Minas Gerais (Cemig)                   163,202,000   5,294

 Companhia Siderurgica Nacional                        168,600       3,163

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 preference 'A' share) (USD)       241,800       6,734

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 common share) (USD) ss.           363,700       11,842

 Energias Do Brasil *                                  279,400       2,556

 Gol-Linhas Aereas Inteligentes ADR (USD) ss.          87,800        2,608

 Natura Cosmeticos                                     173,400       5,809

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 preference share) (USD)           588,790       26,920

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 common share) (USD)               269,700       14,178

 Tele Norte Leste ADR (USD) ss.                        141,600       2,219

 Tele Norte Leste GDR *                                3,093         66

 Tele Norte Leste Participaco                          299,040       6,361

                                                                     90,653

 Preferred Stocks 1.9%
 Banco Itau Holdings Financiera                        80,949        15,288

 Caemi Mineracao e Metalurgica                         2,565,600     2,761

 Perdigao                                              43,800        1,026

                                                                     19,075

 Total Brazil (Cost $71,431)                                         109,728

 CHINA 4.1%
 Common Stocks 4.1%
 China Insurance International (HKD) *                 8,090,000     2,771

 China Netcom (HKD) ss.                                2,558,000     3,908

 China Shenhua Energy (HKD) *                          4,034,000     4,280

 China Telecom (HKD)                                   9,412,000     3,623

 China Unicom (HKD)                                    4,464,000     3,985

 Gome Electrical Appliances (HKD) ss.                  2,985,000     1,841

 Luen Thai Holdings (HKD)                              5,781,000     1,779

 PetroChina (HKD) ss.                                  12,474,000    11,135

 Shanghai Forte Land Company (HKD) ss.                 7,426,000     2,137

 Silver Grant (HKD)                                    5,008,000     1,574

 tom.com (HKD) *ss.                                    12,062,000    2,316

 ZTE (HKD) ss.                                         1,275,600     3,645

 Total China (Cost $43,137)                                          42,994

 COLOMBIA 0.2%
 Common Stocks 0.2%
 Bancolombia S.A. ADR (USD)                            83,400        1,610

 Total Colombia (Cost $1,509)                                        1,610

 CZECH REPUBLIC 0.4%
 Common Stocks 0.4%
 Komercni Banka                                        33,621        4,474

 Total Czech Republic (Cost $3,503)                                  4,474

 EGYPT 4.8%
 Common Stocks 4.8%
 Commercial International Bank                         1,219,118     10,132

 Egyptian Company for Mobile Services                  287,335       8,617

 Orascom Construction Industries                       498,700       14,806

 Orascom Telecom                                       109,345       10,886

 Vodafone Egypt                                        355,260       5,537

 Total Egypt (Cost $25,176)                                          49,978

 EUROPE/FAR EAST 2.0%
 Common Stocks 2.0%
 iShares MSCI Emerging Markets Index Fund (USD) ss.    264,900       20,424

 Total Europe/Far East (Cost $20,025)                                20,424

 HONG KONG 0.2%
 Common Stocks 0.2%
 Kingboard Chemical Holdings                           890,000       2,523

 Total Hong Kong (Cost $1,777)                                       2,523

 HUNGARY 1.0%
 Common Stocks 1.0%
 OTP Bank                                              263,300       9,883

 Total Hungary (Cost $7,759)                                         9,883

 INDIA 7.4%
 Common Stocks 7.4%
 Arvind Mills *                                        1,651,157     4,842

 Ballarpur Industries, 144A                            616,999       1,603

 Bharti Televentures *                                 1,287,946     8,614

 I-Flex Solutions                                      294,000       5,714

 Infosys Technologies                                  178,000       9,279

 ITC                                                   168,980       6,533

 National Thermal Power                                3,780,400     8,159

 Petronet LNG *                                        5,032,400     5,701

 Power Trading *                                       1,659,700     1,809

 Reliance Industries                                   505,565       8,130

 Videsh Sanchar Nigam                                  1,555,400     14,700

 Videsh Sanchar Nigam ADR (USD) ss.                    60,300        1,182

 Total India (Cost $52,018)                                          76,266

 INDONESIA 0.8%
 Common Stocks 0.8%
 Indosat                                               8,700,500     5,143

 Telekomunikasi                                        6,113,500     3,495

 Total Indonesia (Cost $5,907)                                       8,638

 ISRAEL 1.1%
 Common Stocks 1.1%
 Bank Hapoalim                                         1,246,398     4,188

 Bank Leumi                                            1,517,800     4,271

 Makhteshim-Agan Industries                            588,200       3,347

 Total Israel (Cost $8,501)                                          11,806

 MALAYSIA 3.6%
 Common Stocks 3.6%
 Astro All Asia (Ordinary shares) *                    5,374,700     8,239

 CIMB Berhad                                           3,769,600     6,333

 CIMB Berhad, Rights *                                 418,844       201

 Hong Leong Bank                                       2,452,200     3,628

 IJM Berhad                                            2,100,700     2,799

 IJM Berhad, Rights *                                  420,140       63

 Malayan Banking Berhad                                2,519,400     7,653

 Malaysia International Shipping                       1,030,900     5,078

 Tenaga Nasional                                       1,273,000     3,764

 Total Malaysia (Cost $34,084)                                       37,758

 MEXICO 8.3%
 Common Stocks 8.3%
 America Movil ADR, Series L (USD)                     1,329,720     29,600

 Grupo Aeroportuario del Sureste ADR (USD)             110,900       3,811

 Grupo Financiero Banorte                              1,340,800     11,259

 Grupo Modelo, Series C                                1,150,000     3,792

 Grupo Televisa ADR (USD)                              143,269       9,451

 Organizacion Soriana, Series B *                      1,294,900     5,199

 Urbi Desarrollos Urbanos *                            1,134,500     7,075

 Wal-Mart de Mexico, Series V                          3,460,225     15,477

 Total Mexico (Cost $50,461)                                         85,664

 RUSSIA 3.9%
 Common Stocks 3.9%
 Lukoil (USD)                                          86,520        3,553

 Lukoil ADR (USD)                                      223,840       9,254

 Mobile Telesystems ADR (USD) ss.                      139,840       4,959

 NovaTek OAO GDR 144A (USD) *ss.                       55,300        1,145

 NovaTek OAO (USD)                                     2,711         5,558

 Pyaterochka Holding GDR (Regulation S shares) (USD) *ss.568,200       9,121

 RBC Information Systems (USD) *                       387,500       1,937

 Sberbank RF (USD)                                     6,300         4,749

 Total Russia (Cost $26,642)                                         40,276

 SOUTH AFRICA 10.9%
 Common Stocks 10.9%
 Absa Group                                            623,492       8,695

 African Bank Investments                              1,896,781     5,771

 Edgars Consolidated Store                             1,711,000     8,315

 FirstRand                                             2,784,381     6,724

 Investec                                              137,900       4,388

 JD Group                                              614,295       6,899

 Massmart Holdings                                     580,900       4,354

 MTN Group                                             1,776,000     12,575

 Naspers (N shares) ss.                                1,538,600     22,483

 Pick 'N Pay Stores                                    668,100       2,703

 SABMiller                                             352,200       6,159

 Sanlam                                                2,140,700     4,028

 Standard Bank Group                                   735,091       7,901

 Sun International                                     511,100       5,755

 Truworths International                               2,171,803     6,210

 Total South Africa (Cost $81,407)                                   112,960


SOUTH KOREA 17.9%
 Common Stocks 15.6%
 Amorepacific ss.                                      31,470        8,626

 Cheil Communications                                  22,270        4,341

 Daelim Industrial                                     61,120        3,748

 Daewoo Shipbuilding & Marine Engineering              143,590       2,715

 Hynix Semiconductor *ss.                              290,390       6,728

 Hyundai Department Store                              35,370        1,868

 Hyundai GDR 144A (USD)                                90,000        3,057

 Hyundai Heavy Industries                              59,600        3,332

 Hyundai Motor                                         22,910        1,591

 KCC                                                   36,700        6,698

 Kookmin Bank                                          302,036       16,005

 Kookmin Bank ADR (USD)                                19,900        1,048

 LG Electronics                                        45,780        2,958

 LG Philips LCD ADR (USD) *ss.                         174,200       4,010

 LG Philips LCD Local *                                45,570        2,110

 Lotte Chilsung Beverage ss.                           6,760         6,207

 NCsoft *                                              59,500        4,425

 S-Oil ss.                                             72,730        5,531

 Samsung Electronics                                   84,455        46,426

 Shinhan Financial                                     198,200       5,997

 Shinsegae                                             28,050        9,961

 SK Corporation                                        78,390        3,863

 Woori Finance Holdings                                866,500       10,707

                                                                     161,952

 Preferred Stocks 2.3%
 Hyundai Motor                                         293,920       12,982

 Samsung Electronics                                   29,910        11,277

                                                                     24,259

 Total South Korea (Cost $120,996)                                   186,211

 TAIWAN 8.8%
 Common Stocks 8.8%
 Acer *                                                4,829,000     9,194

 Advantech                                             2,626,544     6,887

 Basso Industry                                        1,558,400     3,642

 Basso Industry, Bonus Shares *                        31,168        73

 Cathay Financial Holdings                             2,163,000     4,325

 Chinatrust Financial Holding                          8,801,638     9,316

 E.Sun Financial Holding                               9,652,500     7,876

 Far Eastern Department Stores *                       2,857,000     1,866

 Far Eastern Textile                                   6,616,795     5,361

 Formosa Petrochemical                                 1,646,000     3,008

 Formosa Petrochemical, Bonus Shares *                 98,954        181

 Foxconn Technology *                                  879,000       4,085

 Hon Hai Precision Industry                            857,000       4,812

 MediaTek *                                            521,000       5,464

 Polaris Securities                                    3,778,000     1,912

 Quanta Computer *                                     3,853,414     7,089

 Taishin Financial Holdings                            5,435,157     3,885

 Via Technologies *                                    3,949,286     3,081

 Yageo *                                               297,000       108

 Yuanta Core Pacific                                   2,954,447     2,155

 Zyxel Communications                                  2,841,000     7,103

 Total Taiwan (Cost $80,449)                                         91,423

 THAILAND 2.8%
 Common Stocks 2.8%
 Bangkok Bank NVDR, GDR                                2,892,200     6,906

 C.P. 7-Eleven                                         12,579,000    1,706

 Kasikornbank NVDR, GDR                                5,303,900     7,383

 Land & Houses NVDR ss.                                19,284,300    3,332

 PTT Exploration & Production                          613,200       6,239

 Ratchaburi Electricity Generating Holding             3,244,100     3,250

 True Corp., Rights *                                  187,357       0

 Total Thailand (Cost $28,197)                                       28,816

 TURKEY 6.2%
 Common Stocks 6.2%
 Akbank                                                744,960       4,108

 Anadolou Efes Biracilik ve Malt Sanayii               148,400       3,352

 Arcelik                                               561,300       3,414

 Denizbank *                                           2,246,725     10,041

 Finansbank *                                          2,000,800     8,716

 Hurriyet Gazetecilik ve Matbaacilik                   2,763,300     7,258

 Turkcell Iletisim Hizmet                              889,620       4,889

 Turkcell Iletisim Hizmet ADR (USD)                    61,082        840

 Turkiye Garanti Bankasi                               2,880,150     7,907

 Turkiye Is Bankasi                                    2,353,560     13,322

 Total Turkey (Cost $39,241)                                         63,847

 SHORT-TERM INVESTMENTS 3.5%
 Money Market Funds 3.5%
 T. Rowe Price Reserve Investment Fund, 3.39% #+       36,552,763    36,553

 Total Short-Term Investments (Cost $36,553)                         36,553

 SECURITIES LENDING COLLATERAL 3.8%
 Money Market Pooled Account 3.8%

 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.355% #                 39,581,688    39,582

 Total Securities Lending Collateral (Cost $39,582)                  39,582

 Total Investments in Securities
 103.5% of Net Assets (Cost $783,350)                  $             1,073,927


 (1)          Denominated in currency of country of incorporation
              unless otherwise noted
 #            Seven-day yield
 *            Non-income producing
 ss.          All or a portion of this security is on loan at July
              31, 2005 - See Note 2
 +            Affiliated company - See Note 4
 144A         Security was purchased pursuant to Rule 144A under the
              Securities Act of 1933 and may be resold in transactions
              exempt from registration only to qualified
              institutional buyers -- total value of such securities at
              period-end amounts to $5,805 and represents 0.6% of net assets
 ADR          American Depository Receipts
 GDR          Global Depository Receipts
 HKD          Hong Kong dollar
 NVDR         Non Voting Depository Receipt
 USD          U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Stock Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2005, the value of loaned securities was $46,842,000; aggregate collateral consisted of $39,582,000 in the money market pooled account and U.S. government securities valued at $9,573,000.


NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2005, the cost of investments for federal income tax purposes was $783,350,000. Net unrealized gain aggregated $290,557,000 at period-end, of which $298,845,000 related to appreciated investments and $8,288,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $463,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2004 was $36,553,000 and $15,637,000, respectively.



 T. Rowe Price Global Stock Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 BRAZIL 1.4%
 Common Stocks 1.4%
 Petroleo Brasileiro (Petrobras) ADR (USD)             32,000        1,463

 Total Brazil (Cost $1,019)                                          1,463

 CANADA 1.9%
 Common Stocks 1.9%
 Rogers Communications, Class B (USD)                  35,000        1,293

 Telus (Non-voting shares) (USD)                       20,000        698

 Total Canada (Cost $1,452)                                          1,991

 DENMARK 0.8%
 Common Stocks 0.8%
 Novo Nordisk, Series B                                16,000        828

 Total Denmark (Cost $702)                                           828

 EGYPT 0.5%
 Common Stocks 0.5%
 Egyptian Company for Mobile Services                  16,000        480

 Total Egypt (Cost $510)                                             480

 FINLAND 1.0%
 Common Stocks 1.0%
 Nokia OYJ                                             65,000        1,037

 Total Finland (Cost $1,091)                                         1,037

 FRANCE 2.7%
 Common Stocks 2.7%
 Renault ss.                                           8,000         732

 Total                                                 6,000         1,500

 Zodiac                                                11,000        626

 Total France (Cost $1,954)                                          2,858

 GERMANY 2.0%
 Common Stocks 2.0%
 Bayerische Hypo Vereins *                             38,000        1,000

 Hypo Real Estate Holding                              26,000        1,056

 Total Germany (Cost $1,838)                                         2,056

 GREECE 1.1%
 Common Stocks 1.1%
 National Bank of Greece                               33,000        1,208

 Total Greece (Cost $1,069)                                          1,208

 INDIA 1.0%
 Common Stocks 1.0%
 I-Flex Solutions                                      30,000        583

 Infosys Technologies                                  10,000        521

 Total India (Cost $877)                                             1,104

 IRELAND 1.0%
 Common Stocks 1.0%
 Anglo Irish Bank                                      80,000        1,077

 Total Ireland (Cost $980)                                           1,077

 ITALY 0.9%
 Common Stocks 0.9%
 Eni S.p.A.                                            35,000        993

 Total Italy (Cost $675)                                             993

 JAPAN 5.2%
 Common Stocks 5.2%
 AIFUL                                                 14,000        1,011

 Mizuho Financial Group                                220           988

 Nissha Printing                                       35,000        629

 Nitori ss.                                            10,000        690

 Sansei Foods                                          20,000        508

 Sumitomo Mitsui Financial ss.                         150           990

 Yamada Denki ss.                                      11,000        622

 Total Japan (Cost $5,486)                                           5,438

 MEXICO 4.3%
 Common Stocks 4.3%
 America Movil ADR, Series L (USD)                     180,000       4,007

 Wal-Mart de Mexico, Series V                          120,000       536

 Total Mexico (Cost $3,204)                                          4,543

 NORWAY 0.9%
 Common Stocks 0.9%
 Statoil ASA                                           45,000        972

 Total Norway (Cost $756)                                            972

 RUSSIA 1.0%
 Common Stocks 1.0%
 NovaTek GDR, 144A (USD) *                             3,700         77

 Pyaterochka Holding GDR
 (Regulation S shares) (USD) *ss.                      60,000        963

 Total Russia (Cost $917)                                            1,040

 SINGAPORE 0.5%
 Common Stocks 0.5%
 Goodpack                                              550,000       522

 Total Singapore (Cost $401)                                         522

 SOUTH AFRICA 1.1%
 Common Stocks 1.1%
 Naspers (N shares)                                    80,000        1,169

 Total South Africa (Cost $999)                                      1,169

 SOUTH KOREA 1.9%
 Common Stocks 0.8%
 Hyundai Motor                                         12,000        833

                                                                     833

 Preferred Stocks 1.1%
 Samsung Electronics                                   3,000         1,131

                                                                     1,131

 Total South Korea (Cost $1,736)                                     1,964

 SPAIN 1.3%
 Common Stocks 1.3%
 Banco Bilbao Vizcaya Argenta ss.                      80,000        1,346

 Total Spain (Cost $1,177)                                           1,346

 SWITZERLAND 5.3%
 Common Stocks 5.3%
 Credit Suisse Group                                   20,000        836

 Novartis                                              21,000        1,021

 Phonak Holding                                        14,000        554

 Roche Holding                                         10,000        1,359

 UBS                                                   22,000        1,807

 Total Switzerland (Cost $4,927)                                     5,577

 TURKEY 1.2%
 Common Stocks 1.2%
 Turkiye Is Bankasi                                    216,000       1,223

 Total Turkey (Cost $962)                                            1,223

 UNITED KINGDOM 6.2%
 Common Stocks 6.2%
 Barclays                                              105,000       1,026

 BP                                                    135,000       1,488

 Capita Group                                          110,000       699

 Emap                                                  35,000        516

 Johnson Matthey                                       30,000        579

 Royal Bank of Scotland                                40,000        1,190

 William Hill                                          103,000       1,043

 Total United Kingdom (Cost $6,137)                                  6,541

 UNITED STATES 53.2%
 Common Stocks 53.2%
 Activision *                                          75,000        1,525

 Amazon.com *                                          26,000        1,174

 American Express                                      19,000        1,045

 Amgen *                                               14,000        1,117

 Analog Devices                                        25,000        980

 Apollo Group, Class A *                               18,000        1,353

 Atherogenics *                                        30,000        500

 Carnival                                              22,000        1,153

 Celgene *                                             17,000        813

 Citigroup                                             45,000        1,957

 Commercial Metals                                     20,000        575

 Crown Castle International *                          55,000        1,197

 Danaher                                               22,000        1,220

 Dell *                                                105,000       4,249

 Dreamworks Animation, Class A *                       35,000        824

 eBay *                                                24,000        1,003

 Franklin Resources                                    12,000        970

 GE                                                    35,000        1,207

 Genentech *                                           16,000        1,429

 Gilead Sciences *                                     24,000        1,075

 Gillette                                              12,000        644

 Google, Class A *                                     5,000         1,439

 Grant Prideco *                                       34,000        1,092

 Home Depot                                            24,000        1,044

 Honeywell International                               32,000        1,257

 Intel                                                 33,000        896

 Juniper Networks *                                    20,000        480

 Kohl's *                                              10,000        564

 Lazard *                                              48,000        1,145

 Microsoft                                             65,000        1,665

 Morgan Stanley                                        20,000        1,061

 Nextel Partners, Class A *                            21,000        523

 Nucor                                                 20,000        1,109

 Open Solutions *                                      60,000        1,438

 Oracle *                                              38,000        516

 Ross Stores                                           20,000        530

 Schlumberger                                          22,000        1,842

 SLM Corporation                                       13,000        669

 Sprint                                                30,000        807

 State Street                                          20,000        995

 Target                                                19,000        1,116

 Time Warner *                                         65,000        1,106

 UnitedHealth Group                                    24,000        1,255

 Univision Communications, Class A *                   35,000        990

 Wal-Mart                                              20,000        987

 WellChoice *                                          14,000        924

 WellPoint *                                           23,000        1,627

 Wynn Resorts *                                        16,000        901

 Xilinx                                                30,000        851

 Yahoo! *                                              32,000        1,067

 Total United States (Cost $45,864)                                  55,906

 SHORT-TERM INVESTMENTS 3.5%
 Money Market Funds 3.5%
 T. Rowe Price Reserve Investment Fund, 3.39% #+       3,714,332     3,714

 Total Short-Term Investments (Cost $3,714)                          3,714

 SECURITIES LENDING COLLATERAL 4.2%
 Money Market Pooled Account 4.2%

 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.355% #                 4,450,170     4,450

 Total Securities Lending Collateral (Cost $4,450)                   4,450

 Total Investments in Securities
 104.1% of Net Assets (Cost $92,897)                                 109,500
                                                        $

 (1)  Denominated in currency of country of incorporation unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at July
      31, 2005 - See Note 2
 +    Affiliated company - See Note 4
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $77 and represents 0.1% of net assets
 ADR  American Depository Receipts
 GDR  Global Depository Receipts
 USD  U.S. dollar


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Stock Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2005, the value of loaned securities was $4,216,000; aggregate collateral consisted of $4,450,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $92,897,000. Net unrealized gain aggregated $16,602,000 at period-end, of which $17,105,000 related to appreciated investments and $503,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of July 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $21,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2004 was $3,714,000 and $626,000, respectively.





 T. Rowe Price Emerging Europe & Mediterranean Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 CZECH REPUBLIC 1.7%
 Common Stocks 1.7%
 Komercni Banka                                        76,170        10,137

 Total Czech Republic (Cost $9,435)                                  10,137

 EGYPT 17.5%
 Common Stocks 17.5%
 Commercial International Bank                         2,476,750     20,584

 Egyptian Company for Mobile Services                  641,427       19,236

 Lecico Egypt GDR (Regulation S shares) (USD)          382,600       5,452

 Orascom Construction Industries                       932,800       27,695

 Orascom Telecom                                       205,200       20,429

 Vodafone Egypt                                        621,827       9,692

 Total Egypt (Cost $63,578)                                          103,088

 HUNGARY 7.3%
 Common Stocks 7.3%
 Gedeon Richter                                        80,670        12,752

 OTP Bank                                              798,500       29,971

 Total Hungary (Cost $36,249)                                        42,723

 ISRAEL 9.9%
 Common Stocks 9.9%
 Bank Hapoalim                                         2,758,300     9,268

 Bank Leumi                                            3,350,600     9,428

 Check Point Software Technologies (USD) *             733,300       16,521

 Lipman Electronic Engineering (USD)                   524,800       17,004

 Makhteshim-Agan Industries                            1,011,600     5,756

 Total Israel (Cost $51,183)                                         57,977

 POLAND 2.7%
 Common Stocks 2.7%
 Bank Pekao                                            163,550       7,409

 Polski Koncern Naftowy Orlean                         523,300       8,418

 Total Poland (Cost $16,333)                                         15,827

 RUSSIA 28.4%
 Common Stocks 28.4%
 AFK Sistema GDR 144A (USD) *                          17,500        310

 JSC Severstal-Avto (USD)                              521,400       8,603

 Lukoil (USD)                                          78,430        3,221

 Lukoil ADR (USD) ss.                                  1,092,500     45,164

 Mechel Steel Group ADR (USD)                          104,800       2,886

 Mobile Telesystems ADR (USD)                          296,424       10,511

 NovaTek OAO (USD)                                     7,636         15,654

 NovaTek OAO GDR 144A (USD) *ss.                       121,430       2,514

 OAO Seventh Continent (USD)                           1,257,100     18,856

 Pyaterochka Holding GDR
 (Regulation S shares) (USD) *ss.                      1,296,300     20,810

 RBC Information Systems (USD) *                       3,690,786     18,454

 Sberbank RF (USD)                                     26,010        19,608

 Total Russia (Cost $129,841)                                        166,591

 TURKEY 26.8%
 Common Stocks 26.8%
 Akbank                                                1,429,440     7,883

 Aksigorta                                             903,100       4,299

 Anadolou Efes Biracilik ve Malt Sanayii               535,700       12,099

 Arcelik                                               1,916,700     11,658

 Bim Birlesik Magazalar *                              446,197       9,663

 Denizbank *                                           3,111,354     13,905

 Finansbank *                                          2,611,900     11,378

 Hurriyet Gazetecilik ve Matbaacilik                   4,625,700     12,149

 Sekerbank *                                           3,365,400     14,223

 Turkcell Iletisim Hizmet                              1,040,877     5,721

 Turkcell Iletisim Hizmet ADR (USD) ss.                157,332       2,165

 Turkiye Garanti Bankasi                               6,932,625     19,032

 Turkiye Is Bankasi                                    5,865,460     33,201

 Total Turkey (Cost $123,406)                                        157,376

 SHORT-TERM INVESTMENTS 8.7%
 Money Market Funds 8.7%
 T. Rowe Price Reserve Investment Fund, 3.39% #+       51,267,451    51,267

 Total Short-Term Investments (Cost $51,267)                         51,267

 SECURITIES LENDING COLLATERAL 9.1%
 Money Market Pooled Account 9.1%

 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.355% #                53,508,791    53,509

 Total Securities Lending Collateral (Cost $53,509)                  53,509

 Total Investments in Securities
 112.1% of Net Assets (Cost $534,801)                        $      658,495


 (1)          Denominated in currency of country of incorporation
              unless otherwise noted
 #            Seven-day yield
 *            Non-income producing
 ss.          All or a portion of this security is on loan at July
              31, 2005 - See Note 2
 +            Affiliated company - See Note 4
 144A         Security was purchased pursuant to Rule 144A under the
              Securities Act of 1933 and may be resold in transactions
              exempt from registration only to qualified institutional buyers -
              - total value of such securities at period-end amounts to
              $2,824 and represents 0.5% of net assets
 ADR          American Depository Receipts
 GDR          Global Depository Receipts
 USD          U.S. dollar


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Europe & Mediterranean Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe & Mediterranean Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

  The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2005, the value of loaned securities was $51,800,000; aggregate collateral consisted of $53,509,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $534,801,000. Net unrealized gain aggregated $123,692,000 at period-end, of which $125,302,000 related to appreciated investments and $1,610,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

   The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $517,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2004 was $51,267,000 and $10,022,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     September 16, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     September 16, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     September 16, 2005


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